             As filed with the Securities and Exchange
                Commission on April 15, 1997

                                            File No. 333-08153
                                                     811-07707

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549
                 ______________________________

                            FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

         Post-Effective Amendment No. 1                    X
                           and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 3                    X



           ALLIANCE REAL ESTATE INVESTMENT FUND, INC.
       (Exact Name of Registrant as Specified in Charter)
     1345 Avenue of the Americas, New York, New York   10105
      (Address of Principal Executive Office)    (Zip Code)

      Registrant's Telephone Number, including Area Code:
                         (800) 221-5672

                 ______________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York 10105
             (Name and address of agent for service)

                  Copies of Communications To:
                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

    __X__immediately upon filing pursuant to paragraph (b)
    _____on (date) pursuant to paragraph (b)
    _____60 days after filing pursuant to paragraph (a)(1)
    _____on (date) pursuant to paragraph (a)(1)
    _____75 days after filing pursuant to paragraph (a)(2)
    _____on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

    _____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            CROSS REFERENCE SHEET
                        (as required by Rule 404(c))

N-1A ITEM NO.                                    LOCATION IN PROSPECTUS
                                                 (Caption)

PART A

Item 1.        Cover Page . . . . . . . . .      Cover Page

Item 2.        Synopsis . . . . . . . . . .      The Funds at a Glance

Item 3.        Condensed Financial
               Information  . . . . . . . .      Financial Highlights

Item 4.        General Description of
               Registrant . . . . . . . . .      Description of the Fund;
                                                 General Information

Item 5.        Management of the Fund . . .      Management of the Fund;
                                                 General Information

Item 6.        Capital Stock and Other
               Securities . . . . . . . . .      Dividends, Distributions and
                                                 Taxes; General Information

Item 7.        Purchase of Securities Being
               Offered. . . . . . . . . . . .    Purchase and Sale of Shares;
                                                 General Information

Item 8.        Redemption or Repurchase . .      Purchase and Sale of Shares

Item 9.        Pending Legal Proceedings. .      Not Applicable

                            CROSS REFERENCE SHEET
                        (as required by Rule 404(c))

N-1A ITEM NO.                                    LOCATION IN STATEMENT
(cont.)                                          OF ADDITIONAL INFORMATION
                                                 (Caption)
PART B

Item 10.       Cover Page . . . . . . . . .      Cover Page

Item 11.       Table of Contents  . . . . .      Cover Page


Item 12.       General Information               Description of the Fund;
                                                 General Information

Item 13.       Investment Objectives and
               Policies . . . . . . . . . .      Description of the Fund

Item 14.       Management of the Registrant      Management of the Fund

Item 15.       Control Persons and Principal
               Holders of Securities  . . .      Management of the Fund;
                                                 General Information

Item 16        Investment Advisory and
               Other Services . . . . . . .      Management of the Fund

Item 17        Brokerage Allocation and
               Other Practices  . . . . . .      Brokerage and Portfolio
                                                 Transactions

Item 18        Capital Stock and Other
               Securities . . . . . . . . .      General Information

Item 19.       Purchase, Redemption and
               Pricing of Securities Being
               Offered. . . . . . . . . . .      Purchase, Redemption and
                                                 Repurchase of Shares

Item 20.       Tax Status   . . . . . . . .      Dividends, Distributions and
                                                 Taxes

Item 21.       Underwriters . . . . . . . .      General Information

Item 22.       Calculation of Performance
               Data . . . . . . . . . . . .      General Information

Item 23.       Financial Statements . . . .      Financial Statements; Report
                                                 of Independent Auditors

                                    ALLIANCE
--------------------------------------------------------------------------------
                                   REAL ESTATE
--------------------------------------------------------------------------------
                                 INVESTMENT FUND
--------------------------------------------------------------------------------

                        c/o Alliance Fund Services, Inc.
                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


                           Prospectus and Application

                                 April 14, 1997


Table of Contents                                                           Page
The Fund at a Glance ......................................................    2
Expense Information .......................................................    3
Financial Highlights ......................................................    4
Glossary ..................................................................    5
Description of the Fund ...................................................    6
   Investment Objective ...................................................    6
   Investment Policies ....................................................    6
   Additional Investment Policies and Practices ...........................    8
   Risk Considerations ....................................................   10
   Certain Fundamental Investment Policies ................................   11
Purchase and Sale of Shares ...............................................   11
Management of the Fund ....................................................   14
Dividends, Distributions and Taxes ........................................   15
General Information .......................................................   17

                                     Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue Of The Americas
                            New York, New York 10105

                              Consultant to Adviser
                           Koll Investment Management
                             4343 Von Karman Avenue
                             Newport Beach, CA 92660


Alliance Real Estate Investment Fund, Inc. (the "Fund") seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

The Fund is an open-end, diversified, management investment company. This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing. A "Statement of Additional Information" for the Fund dated April 14, 1997, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.

The Fund offers three classes of shares through this Prospectus. These shares may be purchased, at the investor's choice, at a price equal to their net asset value (i) plus an initial sales charge imposed at the time of purchase ("Class A shares"), (ii) with a contingent deferred sales charge imposed on most redemptions made within four years of purchase ("Class B shares"), or (iii) without any initial or contingent deferred sales charge, as long as the shares are held for one year or more ("Class C shares"). See "Purchase and Sale of Shares."

An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                               Alliance(R)[LOGO]
                                              Investing without the Mystery.(SM)

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

The Fund At A Glance

The following summary is qualified in its entirety by the more detailed information contained inside this Prospectus.

The Fund's Investment Adviser Is . . .

Alliance Capital Management L.P. ("Alliance"), a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world with over $182 billion in assets under management as of December 31, 1996. Alliance provides investment management services to employee benefit plans for 34 of the FORTUNE 100 companies.

The Consultant to the Adviser Is . . .

Koll Investment Management, a division of Koll Real Estate Services ("Koll"), a national real estate property and investment manager which oversees a 2,000 property portfolio consisting of client assets approximating 184 million square feet. Koll will make available to Alliance the Koll National Real Estate Index, which gathers, analyzes and publishes targeted research data for the 65 largest U.S. markets, based on a variety of public-sector and private-sector sources as well as Koll's proprietary database of approximately 50,000 property transactions representing over $250 billion of investment property.

The Fund

Seeks . . . Total return on its assets from long-term growth of capital and from income.

Invests principally in . . . a diversified portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Distributions

The Fund makes distributions quarterly, in March, June, September and December. These distributions may include ordinary income and capital gain (each of which is taxable) and a return of capital (which is generally non-taxable). See "Dividends, Distributions and Taxes."

A Word About Risk . . .

The price of shares of the Fund will fluctuate as the daily prices of the individual stocks and other equity securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Investments in common stocks and other equity securities of real estate investment trusts and other real estate industry companies and the use by the Fund of various investment techniques involve risks different from, and, in certain cases, greater than the risks presented by equity securities generally. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. These risks and certain others are discussed in this Prospectus. An investment in the Fund may be considered for moderately aggressive, long-term investors who may wish to consider investing a portion of their overall equity portfolio in a real estate mutual fund.

Getting Started . . .

Shares of the Fund are available through your financial representative and most banks, insurance companies and brokerage firms nationwide. Shares can be purchased for a minimum initial investment of $250, and subsequent investments can be made for as little as $50. For detailed information about purchasing and selling shares, see "Purchase and Sale of Shares." In addition, the Fund offers several time and money saving services to investors. Be sure to ask your financial representative about:


                         AUTOMATIC DIVIDEND REINVESTMENT
================================================================================
                          AUTOMATIC INVESTMENT PROGRAM
================================================================================
                                RETIREMENT PLANS
================================================================================
                           SHAREHOLDER COMMUNICATIONS
================================================================================
                            DIVIDEND DIRECTION PLANS
================================================================================
                                  AUTO EXCHANGE
================================================================================
                             SYSTEMATIC WITHDRAWALS
================================================================================
                           A CHOICE OF PURCHASE PLANS
================================================================================
                             TELEPHONE TRANSACTIONS
================================================================================
                              24 - HOUR INFORMATION
================================================================================


                                                               Alliance(R)[LOGO]
                                              Investing without the Mystery.(SM)

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
                               EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs and estimated annual expenses for each class of shares. The Example following the table shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class for the periods specified.

                                                                    Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Shares
   Maximum sales charge imposed on purchases
      (as a percentage of offering price) ............................   4.25%(a)               None                  None
   Sales charge imposed on dividend reinvestments ....................   None                   None                  None
   Deferred sales charge (as a percentage of original purchase price
      or redemption proceeds, whichever is lower) ....................   None              4.0% during the        1% during the
                                                                                       first year, decreasing      first year,
                                                                                          1.0% annually to        0% thereafter
                                                                                            0% after the
                                                                                           fourth year(b)
   Exchange fee ......................................................   None                   None                  None

--------------------------------------------------------------------------------

(a) Reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% deferred sales charge on redemption within one year of purchase. See "Purchase and Sale of Shares--How to Buy Shares"--page 10.

(b) Class B shares automatically convert to Class A shares after eight years. See "Purchase and Sale of Shares--How to Buy Shares"--page 11.

Operating Expenses                                                  Class A Shares        Class B Shares        Class C Shares
                                                                    --------------        --------------        --------------
Management fees .........................................                 .90%                   .90%                 .90%
12b-1 fees ..............................................                 .30%                  1.00%                1.00%
Other expenses(a) .......................................                 .80%                   .65%                 .61%
                                                                         ----                   ----                 ----
Total fund operating expenses ...........................                2.00%                  2.55%                2.51%


Example                                                          Class A    Class B+     Class B++   Class C+     Class C++
                                                                 -------    --------     ---------   --------     ---------
After 1 year ............................................        $ 62          $66         $26          $35         $25
After 3 years ...........................................        $103          $99         $79          $78         $78

--------------------------------------------------------------------------------

+   Assumes redemption at end of period.

++  Assumes no redemption at end of period.

(a) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder account.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. See "Management of the Fund---Distribution Services Agreement." The Rule 12b-1 fee for each class comprises a service fee not exceeding .25% of the aggregate average daily net assets of the Fund attributable to the class and an asset-based sales charge equal to the remaining portion of the Rule 12b-1 fee. "Other Expenses" are based on actual amounts incurred by the Fund through February 28, 1997. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table presents per share income and capital changes for a share outstanding throughout the period indicated for the Fund. The information in the table is unaudited. The following information should be read in conjunction with the financial statements and related notes which are included in the Fund's Statement of Additional Information.

                                                                     Class A              Class B               Class C
                                                                     -------              -------               -------
Fiscal Period ....................................................  10/1/96-2/28/97       10/1/96-2/28/97       10/1/96-2/28/97
Net Asset Value Beginning of Period ..............................      10.00                 10.00                 10.00
Net Realized and Unrealized Gain (Loss) on Investments ...........       1.94                  1.96                  1.97
Net Investment Income (Loss) .....................................        .18                   .13                   .12
Net Increase (Decrease) In Net Asset Value From Operations .......       2.12                  2.09                  2.09
Dividends From Net Investment Income .............................       (.13)                 (.11)                 (.11)
Distributions From Net Realized Gains
Total Dividends and Distributions ................................       (.13)                 (.11)                 (.11)
Net Asset Value End of Period ....................................      11.99                 11.98                 11.98
Total Investment Return Based on Net Asset Value (a) .............      21.30%                20.99%                20.99%
Net Assets At End of Period (000's omitted) ......................     19,711                85,854                18,411
Ratio of Expenses to Average Net Assets ..........................       2.00(b)               2.55(b)               2.51(b)
Ratio of Net Investment Income (Loss) To Average Net Assets ......       3.54(b)               2.97(b)               2.80(b)
Portfolio Turnover Rate ..........................................         12%                   12%                   12%
Average Commission Rate ..........................................     $.0499                $.0499                $.0499

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(b) Net of expenses assumed and/or waived/reimbursed. If the Fund had borne all expenses, the expense ratios would have been 2.27%, 2.82% and 2.78% for Class A, Class B, and Class C shares, respectively; and net investment income ratios would have been 3.27%, 2.70% and 2.54% for Class A, Class B, and Class C shares, respectively.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

The following terms are used in this Prospectus. Many of these terms are explained in greater detail under "Description of the Fund---Additional Investment Policies and Practices".



U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch Investors Service, L.P.

Rule 144A securities are securities that may be resold pursuant to Rule 144A under the Securities Act.

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Securities Act is the Securities Act of 1933, as amended.

Exchange is the New York Stock Exchange.

--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

The Fund is a diversified investment company. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.


INVESTMENT OBJECTIVE

The Fund's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


INVESTMENT POLICIES

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITS") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations" for a description of these and other risks.

As to any investment in Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investment Process for Real Estate Equity Securities

The Fund's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of Real Estate Equity Securities. Value added management will further distinguish the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection and securities analysis.

The universe of property-owning real estate industry firms consists of approximately 125 companies of sufficient size and quality to merit consideration for investment by the Fund. In implementing the Fund's research and investment process, Alliance will avail itself of the consulting services of Koll Investment Management, a division of Koll Real Estate Services, a national real estate investment and property manager that oversees a 2,000 property portfolio. As consultant to Alliance, Koll provides access to a proprietary model (Koll's National Real Estate Index) that analyzes the approximately 11,000 properties owned by these companies. Using proprietary databases and algorithms, Koll analyzes local market rent, expense and occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 400 asset-type specific geographic markets are analyzed and ranked on a relative scale by Koll in compiling its REIToScore database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own. See "Management of the Fund--Consultant to Adviser" for more information about Koll.

Once the universe of real estate industry companies has been distilled through the market research process, Koll's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific property location, condition, and sub-market trends. Koll's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information gathered can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for initial and continued investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance will make extensive use of Koll's network of industry analysts in order to assess trends in tenant industries. This information is then used to further interpret management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

Mortgage-Backed Securities and Associated Risks

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. The Fund may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. The Fund will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Risks. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. See "Risk Considerations--Mortgage-Backed Securities" for a more complete description of the characteristics of Mortgage-Backed Securities and associated risks.

Short-Term Investments. The short-term investments in which the Fund may invest are: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not so rated, of equivalent credit quality as determined by Alliance. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. The Fund expects that it will not retain a debt security which is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund may also engage in the following investment practices to the extent indicated: (i) invest up to 10% of its net assets in rights or warrants; (ii) invest up to 15% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund; (iii) lend portfolio securities equal in value to not more than 25% of total assets; (iv) enter into repurchase agreements of up to seven days' duration; (v) enter into forward commitment transactions as long as the Fund's aggregate commitments under such transactions are not more than 30% of the Fund's total assets; (vi) enter into standby commitment agreements; (vii) make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales; and (viii) invest in illiquid securities unless, as a result, more than 15% of its net assets would be so invested.


ADDITIONAL INVESTMENT POLICIES AND PRACTICES

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock.

Rights and Warrants. The Fund will invest in rights or warrants only if the underlying equity securities are themselves deemed appropriate by Alliance for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Illiquid Securities. Subject to any more restrictive applicable investment policy, the Fund will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities will generally include direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers) and repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. Alliance will monitor the illiquidity of such securities with respect to the Fund under the supervision of the Directors of the Fund. To the extent permitted by applicable law, Rule 144A securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Directors. The Fund may not be able to readily sell securities for which there is no ready market.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Fund intends to enter into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if Alliance were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% of the Fund's total assets taken at the time of making the commitment.

There is no guarantee that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Short Sales. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale. The Fund may be required to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with a broker-dealer qualified as a custodian and will consist of cash or securities. Depending on the arrangements the Fund makes with the broker-dealer from which it borrowed the security regarding remittance of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with the broker-dealer.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. In order to defer realization of gain or loss for U.S. federal income tax purposes, the Fund may also make short sales "against the box." In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

The Fund may not make a short sale unless at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. Certain special federal income tax considerations may apply to short sales entered into by the Fund. See "Dividends, Distributions and Taxes" in the Fund's Statement of Additional Information.

Loans of Portfolio Securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund is to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon, and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. The Fund will not lend portfolio securities in excess of 25% of the value of its total assets, nor will the Fund lend its portfolio securities to any officer, director, employee or affiliate of the Fund or Alliance. The Board of Directors will monitor the Fund's lending of portfolio securities.

General. The successful use of the foregoing investment practices draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements correctly. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities hedged will not be perfect and could produce unanticipated losses.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Defensive Position. For temporary defensive purposes, the Fund may increase without limit its position in short-term, liquid, high-grade debt securities, which may include U.S. Government securities, bank deposits, money market instruments, short-term debt securities, including notes and bonds. For a description of the types of securities in which the Fund may invest while in a temporary defensive position, please see the Statement of Additional Information.

Portfolio Turnover. Alliance anticipates that the Fund's annual rate of turnover will not exceed 100%. A 100% annual turnover rate would occur if all of the securities in the Fund's portfolio are replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" in the Fund's Statement of Additional Information.


RISK CONSIDERATIONS

Risk Factors Associated With the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

Mortgage-Backed Securities. As discussed above, investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which the Fund may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Securities Ratings. The ratings of securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.


CERTAIN FUNDAMENTAL INVESTMENT POLICIES

In addition to its fundamental investment objective, the Fund has adopted the following fundamental investment policies, which may not be changed without the approval of its shareholders. Additional fundamental and non-fundamental investment policies are set forth in the Statement of Additional Information.

The Fund may not: (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) U.S. Government securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of its total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer; (iii) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Fund will invest at least 25% or more of its total assets, except that this restriction does not apply to U.S. Government securities; (iv) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real Estate Equity Securities; or (v) borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made.

--------------------------------------------------------------------------------
                                PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
--------------------------------------------------------------------------------


HOW TO BUY SHARES

You can purchase shares of the Fund at a price based on the next calculation of their net asset value after receipt of a proper purchase order either through broker-dealers, banks or other financial intermediaries, or directly through Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal underwriter. The minimum initial investment is $250. The minimum for subsequent investments is $50. Investments of $25 or more are allowed under the automatic investment program. Share certificates are issued only upon request. See the Subscription Application and Statement of Additional Information for more information.

Existing shareholders may make subsequent purchases by electronic funds transfer if they have completed the Telephone Transactions section of the Subscription Application or the Shareholder Options form obtained from Alliance Fund Services, Inc. ("AFS"), the Fund's registrar, transfer agent and dividend disbursing agent. Telephone purchase orders can be made by calling (800) 221-5672 and may not exceed $500,000.

The Fund offers three classes of shares through this Prospectus, Class A, Class B and Class C. The Fund may refuse any order to purchase Fund shares. In this regard, the Fund reserves the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

Class A Shares--Initial Sales Charge Alternative

You can purchase Class A shares at net asset value plus an initial sales charge, as follows:

                                         Initial Sales Charge
                           as % of                               Commission to
                         Net Amount           as % of          Dealer/Agent as %
Amount Purchased          Invested         Offering Price      of Offering Price
--------------------------------------------------------------------------------
 Less than $100,000         4.44%               4.25%               4.00%
--------------------------------------------------------------------------------
 $100,000 to less
 than $250,000              3.36                3.25                3.00
--------------------------------------------------------------------------------
 $250,000 to less
 than $500,000              2.30                2.25                2.00
--------------------------------------------------------------------------------
 $500,000 to less
 than $1,000,000            1.78                1.75                1.50
--------------------------------------------------------------------------------

On purchases of $1,000,000 or more, you pay no initial sales charge but may pay a contingent deferred sales charge (a "CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if you redeem within one year; Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with the Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value programs. Consult the Subscription Application and Statement of Additional Information.

Class B Shares--Deferred Sales Charge Alternative

You can purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within four years after purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the CDSC on Class B shares is set forth below.

   Year Since Purchase                            CDSC
--------------------------------------------------------------------------------
          First                                    4.0%
          Second                                   3.0%
          Third                                    2.0%
          Fourth                                   1.0%
          Fifth                                   None

Class B shares are subject to higher distribution fees than Class A for a period of eight years (after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C Shares--Asset-Based Sales Charge Alternative

You can purchase Class C shares without any initial sales charge. The Fund will thus receive the full amount of your purchase, and, if you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption. Class C shares incur higher distribution fees than Class A shares and do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class C shares redeemed within one year of purchase will be subject to a CDSC equal to 1% of the lesser of their original cost or net asset value at the time of redemption.

Application of the CDSC

Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. The CDSC is deducted from the amount of the redemption and is paid to AFD. The CDSC will be waived on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans or pursuant to a monthly, bi-monthly or quarterly systematic withdrawal plan. See the Statement of Additional Information.

How the Fund Values its Shares

The net asset value of each class of shares in the Fund is calculated by dividing the value of the Fund's net assets allocable to that class by the outstanding shares of that class. Shares are valued each day the Exchange is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Fund's Directors believe accurately reflect fair market value.

General

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and, as long as the shares are held for one year or more, no CDSC. Consult your financial agent. Dealers and agents may receive different compensation for selling Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

The Fund offers a fourth class of shares, Advisor Class shares, by means of a separate prospectus. Advisor Class shares may be purchased and held solely by
(i) accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by AFD,
(ii) a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets and (iii) certain other categories of investors described in the prospectus for the Advisor Class, including investment advisory clients of, and certain other persons associated with, Alliance its affiliates or the Fund. Advisor Class shares are offered without any initial sales charge or CDSC and without ongoing distribution expenses and are expected, therefore, to have different performance than Class A, Class B or Class C shares. You may obtain more information about Advisor Class shares by contacting AFS at 800-221-5672 or by contacting your financial representative.

    In addition to the discount or commission paid to dealers or agents, AFD from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants, Inc., an affiliate of AFD, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.


HOW TO SELL SHARES

    You may "redeem", i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or electronic funds transfer, the Fund will not send proceeds until it is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Through Your Broker

Your broker must receive your request before 4:00 p.m. Eastern time, and your broker must transmit your request to the Fund by 5:00 p.m. Eastern time, for you to receive that day's net asset value (less any applicable CDSC). Your broker is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Selling Shares Directly To the Fund

Send a signed letter of instruction or stock power form to AFS, along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. For details contact:

                             Alliance Fund Services
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                  800-221-5672

    Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to 800-221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or street name accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

General

    The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.


SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS' toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. A shareholder manual explaining all available services will be provided upon request. To request a shareholder manual, call 800-227-4618.

HOW TO EXCHANGE SHARES

    You may exchange your shares of the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset value next determined, without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

    Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

    Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


ADVISER

Alliance has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the Directors of the Fund.

Alliance is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $182 billion (of which more than $63 billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. As of December 31, 1996 Alliance was retained as an investment manager of employee benefit fund assets for 34 of the Fortune 100 companies.

    ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Fund's Statement of Additional Information under "Management of the Fund."

    Under the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of .90% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

    The person primarily responsible for the day-to-day management of the Fund's portfolio since inception is Daniel G. Pine. Mr. Pine has been associated with Alliance since May of 1996. Prior thereto, he was Senior Vice President of Desai Capital Management since prior to 1991.


CONSULTANT TO ADVISER

    In providing advisory services to the Fund and other clients investing in real estate securities, Alliance has access to the research services of Koll Investment Management, the Investment Management Division of Koll, which acts as a consultant to Alliance with respect to the real estate market. As a consultant, Koll provides to Alliance, at Alliance's expense, such in-depth information regarding the real estate market, the factors influencing regional valuations and analysis of recent transactions in office, retail, industrial and multi-family properties as Alliance shall from time to time request. Koll will not furnish investment advice or make recommendations regarding the purchase or sale of securities by the Fund nor will it be responsible for making investment decisions involving Fund assets.

Koll is one of the largest fee-based property management firms in the United States as well as one of the largest publishers of real estate research, with approximately 2,800 employees nationwide. Koll will provide Alliance with exclusive access to its REIToScore model which ranks approximately 125 REITs based on the relative attractiveness of the property markets in which they own real estate. This model scores the approximately 11,000 individual properties owned by these companies. REIToScore is in turn based on Koll's National Real Estate Index which gathers, analyzes and publishes targeted research data for the 65 largest U.S. real estate markets based on a variety of public- and private-sector sources as well as Koll's proprietary database of 50,000 commercial property transactions representing over $250 billion of investment property and over 2,000 tracked properties which report rent and expense data quarterly. Koll has previously provided access to its REIToScore model results primarily to the institutional market through subscriptions. The model is no longer provided to any research publications and the Fund is currently the only mutual fund available to retail investors that has access to Koll's REIToScore model.

EXPENSES OF THE FUND

In addition to the payments to Alliance under the Advisory Agreement described above, the Fund pays certain other costs, including (i) custody, transfer and dividend disbursing expenses, (ii) fees of the Directors who are not affiliated with Alliance, (iii) legal and auditing expenses, (iv) clerical, accounting and other office costs, (v) costs of printing the Fund's prospectuses and shareholder reports, (vi) costs of maintaining the Fund's existence, (vii) interest charges, taxes, brokerage fees and commissions, (viii) costs of stationery and supplies, (ix) expenses and fees related to registration and filing with the Commission and with state regulatory authorities, (x) upon the approval of the Board of Directors, costs of personnel of Alliance or its affiliates rendering clerical, accounting and other office services and (xi) such promotional, shareholder servicing and other expenses as may be contemplated by the Distribution Services Agreement, described below.


DISTRIBUTION SERVICES AGREEMENT

    Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. The Fund has adopted a "Rule 12b-1 plan" (the "Plan") and has entered into a Distribution Services Agreement (the "Agreement") with AFD. Pursuant to the Plan, the Fund pays to AFD for distribution expenses a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .30% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attributable to the Class B shares and 1.00% of the Fund's aggregate average daily net assets attributable to the Class C shares. The Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of the Fund attributable to each of Class A, Class B and Class C shares constitutes a service fee used for personal service and/or the maintenance of shareholder accounts.

The Plan provides that AFD will use the distribution services fee received from the Fund in its entirety for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. In this regard, some payments under the Plan are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Class A shares and Class B shares, and 1.00%, annualized, with respect to Class C shares, of the assets maintained in the Fund by their customers. Distribution services fees received from the Fund with respect to Class A shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of AFD. Distribution services fees received from the Fund with respect to Class B and Class C shares may be used for these purposes. The Plan also provides that Alliance may use its own resources to finance the distribution of the Fund's shares.

    The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. With respect to Class A shares of the Fund, distribution expenses accrued by AFD in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. AFD's compensation with respect to Class B and Class C shares under the Plan is directly tied to the expenses incurred by AFD. Actual distribution expenses for such Class B and Class C shares for any given year, however, will probably exceed the distribution services fees payable under the Plan and payments received from CDSCs. The excess will be carried forward by AFD and reimbursed from distribution services fees payable under the Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Plan and the Agreement are in effect.

    The Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.


--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

Each income dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such income dividend or distribution. Election to receive income dividends and distributions in cash or shares is made at the time shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions. Dividends paid by the Fund, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and C shares and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

It is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income quarterly and to distribute net realized capital gains, if any, annually. The amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


U.S. FEDERAL INCOME TAXES

The Fund intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that the Fund distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves the Fund of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. Dividends received from REITs generally do not constitute qualifying dividends. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

Distributions received by a shareholder may include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gains.

Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by the Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

The Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or the Secretary of the Treasury notifies the Fund that a shareholder has not reported all interest and dividend income required to be shown on the shareholder's federal income tax return.

   Shareholders will be advised annually as to the federal tax status of income dividends and capital gains and return of capital distributions made by the Fund for the preceding year. Distributions by the Fund may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding their own tax situation.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


ORGANIZATION

Alliance Real Estate Investment Fund, Inc. is a Maryland corporation organized on July 15, 1996. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

    A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, and additional classes of shares. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote as a single series or class on matters, such as the election of Directors, that affect each portfolio or class in substantially the same manner. Class A, Class B, Class C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Certain additional matters relating to the Fund's organization are discussed in its Statement of Additional Information.


REGISTRAR, TRANSFER AGENT AND
DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares.


PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund.


PERFORMANCE INFORMATION

    From time to time, the Fund advertises its total return, which is computed separately for Class A, Class B and Class C shares. Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of the Fund's shares are assumed to have been paid. The Fund's advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Fund's performance to various indices.


ADDITIONAL INFORMATION

    This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.



This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                            SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------
                      ALLIANCE REAL ESTATE INVESTMENT FUND

               (see instructions at the front of the application)



--------------------------------------------------------------------------------
                   1. YOUR ACCOUNT REGISTRATION (Please Print)
--------------------------------------------------------------------------------

|_|  INDIVIDUAL OR JOINT ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Owner's Name (First Name)                (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Social Security Number (Required to open account)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Joint Owner's Name* (First Name)         (MI)          (Last Name)

     *Joint Tenants with right of survivorship unless Alliance Fund Services is informed otherwise.


|_|  GIFT/TRANSFER TO A MINOR

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Custodian - One Name Only (First Name)   (MI)          (Last Name)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Minor (First Name)                       (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Minor's Social Security Number (Required to open account)

     Under the State of __________ (Minor's Residence) Uniform Gifts/Transfer to Minor's Act


|_|  TRUST ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trustee

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust (cont'd)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|      |_|_|_|_|_|_|_|_|_|
     Trust Dated                        Tax ID or Social Security Number
                                        (Required to open account)

|_|  OTHER

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Corporation, Partnership, Investment Only Retirement Plan, or other Entity

     |_|_|_|_|_|_|_|_|_|     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Tax ID Number           Trustee Name (Retirement Plans Only)

--------------------------------------------------------------------------------
                                 2. YOUR ADDRESS
--------------------------------------------------------------------------------

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Street

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     City                              State                   Zip Code

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     If Non-U.S., Specify Country

     |_|_|_|-|_|_|_|-|_|_|_|_|          |_|_|_|-|_|_|_|-|_|_|_|_|
     Daytime Phone                      Evening Phone

     I am a:  |_| U.S. Citizen  |_| Non-Resident Alien  |_| Resident Alien
     |_| Other

               ---------------------------------------------------



                             For Alliance Use Only



               ---------------------------------------------------

--------------------------------------------------------------------------------
                           3. YOUR INITIAL INVESTMENT
--------------------------------------------------------------------------------

The minimum investment is $250 per fund. The maximum investment in Class B is $250,000; Class C is $1,000,000.

I hereby subscribe for shares of Alliance Real Estate Investment Fund and elect distribution options as indicated.

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS:   R    REINVEST DISTRIBUTIONS
                                                       into my fund account.
--------------------------
  BROKER/DEALER USE ONLY                          C    SEND MY DISTRIBUTIONS IN
      WIRE CONFIRM #                                   CASH to the address I
--------------------------                             have provided in Section
                                                       2. (Complete Section 4D
--------------------------                             for direct deposit to
                                                       your bank account.
                                                       Complete Section 4E for
                                                       payment to a third
                                                       party).

                                                  D    DIRECT MY DISTRIBUTIONS
                                                       TO ANOTHER ALLIANCE FUND.
                                                       Complete the appropriate
                                                       portion of Section 4A to
                                                       direct your distributions
                                                       (dividends and capital
                                                       gains) to another
                                                       Alliance Fund (the $250
                                                       minimum investment
                                                       requirement applies to
                                                       Funds into which
                                                       distributions are
                                                       directed).


--------------------------------------------------------------------------------
MAKE ALL CHECKS PAYABLE TO:        CLASS OF SHARES
  ALLIANCE FUND SERVICES    ------------------------------     DISTRIBUTIONS
                                      CONTINGENT  ASSET-         OPTIONS
                             INITIAL   DEFERRED   BASED          *CIRCLE*
                             SALES      SALES     SALES    ---------------------
                             CHARGE     CHARGE    CHARGE                CAPITAL
    ALLIANCE FUND NAME          A          B         C     DIVIDENDS     GAINS
--------------------------------------------------------------------------------
Alliance Real Estate
Investment Fund              $         $          $         R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
                                                            R  C  D     R  C  D
--------------------------------------------------------------------------------
     TOTAL INVESTMENT         $         $         $
==========================================================

MY SOCIAL SECURITY (TAX IDENTIFICATION) NUMBER IS:     |_|_|_|_|_|_|_|_|_|

--------------------------------------------------------------------------------
                           4. YOUR SHAREHOLDER OPTIONS
--------------------------------------------------------------------------------

---------------------------------------
  A. AUTOMATIC INVESTMENT PLANS (AIP)
---------------------------------------

|_|  WITHDRAW FROM MY BANK ACCOUNT

I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).


                         Monthly Dollar Amount         Day of Withdrawal
Fund Name                ($25 minimum)                 (1st thru 31st)          Circle "all" or applicable months

                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA).


|_|  DIRECT MY DISTRIBUTIONS

As indicated in Section 3, I would like my dividends and/or capital gains directed to another Alliance fund within the same class of shares.

                         "From" Fund Account #
"From" Fund Name         (if existing)                 "To" Fund Name           "To" Fund Account # (if existing)

                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------


|_|  EXCHANGE SHARES MONTHLY

I authorize Alliance to transact monthly exchanges between my fund accounts as listed below within the same class of shares.

                    "From" Fund Account #    Dollar Amount       Day of Exchange**                       "To" Fund Account #
"From" Fund Name    (if existing)            ($25 minimum)       (1st thru 31st)     "To" Fund Name      (if existing)
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------


** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.


-----------------------------------------
  B.  SYSTEMATIC WITHDRAWAL PLANS (SWP)
-----------------------------------------

In order to establish a SWP, you must reinvest all dividends and capital gains and own or purchase shares of the Fund having a current net asset value of at least:

o $10,000 for monthly payments,    o $5,000 for bi-monthly payments,
o $4,000 for quarterly or less frequent payments

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your checking account.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

Fund Name and Class of Shares                        Dollar Amount ($50 minimum)     Circle "all" or applicable months
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------

                                                               (1st-31st)
     I would like to have these payments occur on or about the |        | of the
     months circled above.

PLEASE SEND MY SWP PROCEEDS TO:

     |_|  MY CHECKING ACCOUNT (via EFT) - (Complete Section 4D).

     |_|  MY ADDRESS OF RECORD (via CHECK)

     |_|  THE PAYEE AND ADDRESS SPECIFIED IN SECTION 4E (via CHECK)

----------------------------------------
  C.  PURCHASES AND REDEMPTIONS VIA EFT
-----------------------------------------

You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions:  o    Review the information in the Prospectus about telephone
                    transaction services.

               o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                    Section 4D of this application.

PURCHASES AND REDEMPTIONS VIA EFT

|_| I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

     In the case of shares purchased by check or EFT, redemption proceeds may not be made available until the Fund is reasonably assured that the check has cleared, normally 15 calendar days after the purchase date.

------------------------
  D.  BANK INFORMATION
------------------------

This bank account information will be used for:

|_|  Distributions (Section 3)               |_|  Automatic Investments
                                                  (Section 4A)

|_|  Systematic Withdrawals (Section 4B)     |_|  Telephone Transactions
                                                  (Section 4C)

Please attach a voided check:

--------------------------------------------------------------------------------



                       Tape Preprinted Voided Check Here.
                 We Cannot Establish These Services Without it.



--------------------------------------------------------------------------------

   Your bank must be a member of the National Automated Clearing House Association (NACHA) in order to have EFT transactions processed to your fund account. For EFT transactions, the Fund requires signatures of bank account owners exactly as they appear on bank records.

-----------------------------------
  E.  THIRD PARTY PAYMENT DETAILS
-----------------------------------

This third party payee information will be used for:

|_| Distributions (Section 3)            |_| Systematic Withdrawals (Section 4B)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 1

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 2

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 3

-------------------------------------
  F. REDUCED CHARGES (CLASS A ONLY)
-------------------------------------

If you, your spouse or minor children own shares in other Alliance Funds, you may be eligible for a reduced sales charge. Please complete the Right of Accumulation section or the Statement of Intent section.

A. RIGHT OF ACCUMULATION

|_| Please link the tax identification numbers or account numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

B. STATEMENT OF INTENT

|_| I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

|_| $100,000        |_| $250,000        |_| $500,000         |_| $1,000,000

     If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.


----------------------------  ----------------------------  --------------------
Tax ID or Account #           Tax ID or Account #           Tax ID or Account #

--------------------------------------------------------------------------------
           5. SHAREHOLDER AUTHORIZATION This section MUST be completed
--------------------------------------------------------------------------------

TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

|_|  I do not elect the telephone exchange service.

|_|  I do not elect the telephone redemption by check service.

I CERTIFY UNDER PENALTY OF PERJURY THAT THE NUMBER SHOWN IN SECTION 1 OF THIS FORM IS MY CORRECT TAX IDENTIFICATION NUMBER OR SOCIAL SECURITY NUMBER AND THAT I HAVE NOT BEEN NOTIFIED THAT THIS ACCOUNT IS SUBJECT TO BACKUP WITHHOLDING.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACK-UP WITHHOLDING.

--------------------------------  ----------------------------
Signature                         Date

--------------------------------  ----------------------------  ----------------
Signature                         Date                          Acceptance Date


--------------------------------------------------------------------------------
         DEALER/AGENT AUTHORIZATION For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

-------------------------------------------  -----------------------------------
Dealer/Agent Firm                            Authorized Signature

-------------------------------------------  --------------  -------------------
Representative First Name                    MI              Last Name

--------------------------------------------------------------------------------
Representative Number

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City                            State                         Zip Code

--------------------------------(--------)--------------------------------------
Branch Number                   Branch Phone

                        ALLIANCE SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------
                      ALLIANCE REAL ESTATE INVESTMENT FUND


--------------------------------------------------------------------------------
                          INFORMATION AND INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN YOUR NEW ALLIANCE ACCOUNT...

Please complete the application and mail it to:
     ALLIANCE FUND SERVICES, INC.
     P.O. BOX 1520
     Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
     ALLIANCE FUND SERVICES, INC.
     500 PLAZA DRIVE
     SECAUCUS, NEW JERSEY 07094


-----------
 SECTION 1   YOUR ACCOUNT REGISTRATION (REQUIRED)
-----------

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     --   Individuals, Joint Tenants and Gift/Transfer to a Minor:

          o Indicate your name(s) exactly as it appears on your social security card.

     --   Trust/Other:

          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

-----------
 SECTION 2   YOUR ADDRESS (REQUIRED)
-----------
Complete in full.

-----------
 SECTION 3   YOUR INITIAL INVESTMENT (REQUIRED)
-----------

1) Write the dollar amount of your initial purchase in the column corresponding to the class of shares you have chosen (If you are eligible for a reduced sales charge, you must also complete Section 4F) 2) Circle a distribution option for your dividends 3) Circle a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

-----------
 SECTION 4   YOUR SHAREHOLDER OPTIONS (COMPLETE ONLY THOSE OPTIONS YOU WANT)
-----------

A. AUTOMATIC INVESTMENT PLANS (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A.

B. SYSTEMATIC WITHDRAWAL PLANS (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

C. TELEPHONE TRANSACTIONS VIA EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

D. BANK INFORMATION - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape A VOIDED CHECK of the account you wish to use to this section of the application.

E. THIRD PARTY PAYMENT DETAILS - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option.

F. REDUCED CHARGES (CLASS A ONLY) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

-----------
 SECTION 5   SHAREHOLDER AUTHORIZATION (REQUIRED)
-----------

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT:
(800) 221-5672.

                                    ALLIANCE
--------------------------------------------------------------------------------
                                   REAL ESTATE
--------------------------------------------------------------------------------
                                 INVESTMENT FUND
--------------------------------------------------------------------------------


                        c/o Alliance Fund Services, Inc.
                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618


                           Prospectus and Application
                                 (Advisor Class)

                                 April 14, 1997


Table of Contents                                                           Page
The Fund at a Glance ......................................................    2
Expense Information .......................................................    3
Financial Highlights ......................................................    4
Glossary ..................................................................    5
Description of the Fund ...................................................    6
   Investment Objective ...................................................    6
   Investment Policies ....................................................    6
   Additional Investment Policies and Practices ...........................    8
   Risk Considerations ....................................................   10
   Certain Fundamental Investment Policies ................................   11
Purchase and Sale of Shares ...............................................   11
Management of the Fund ....................................................   13
Dividends, Distributions and Taxes ........................................   14
Conversion Feature ........................................................   15
General Information .......................................................   16

                                     Adviser
                        Alliance Capital Management L.P.
                           1345 Avenue Of The Americas
                            New York, New York 10105

                              Consultant to Adviser
                           Koll Investment Management
                             4343 Von Karman Avenue
                             Newport Beach, CA 92660


Alliance Real Estate Investment Fund, Inc. (the "Fund") seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

The Fund is an open-end, diversified, management investment company. This Prospectus sets forth concisely the information that a prospective investor should know about the Fund before investing. A "Statement of Additional Information" for the Fund dated April 14, 1997, which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.

This Prospectus offers the Advisor Class shares of the Fund, which may be purchased at net asset value without any initial or contingent deferred sales charges and without ongoing distribution expenses. Advisor Class shares are offered solely to (i) investors participating in fee-based programs meeting certain standards established by Alliance Fund Distributors, Inc., the Fund's principal underwriter, (ii) participants in self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that meet certain minimum standards,
(iii) certain other categories of investors described in the Prospectus, including investment advisory clients of, and certain other persons associated with, Alliance Capital Management L.P. and its affiliates or the Fund and (iv) institutional investors introduced to Alliance by Koll Real Estate Services. See "Purchase and Sale of Shares."

An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               Alliance(R)[LOGO]
                                              Investing without the Mystery.(SM)

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

The Fund At A Glance

The following summary is qualified in its entirety by the more detailed information contained in the Prospectus.

The Fund's Investment Adviser Is . . .

Alliance Capital Management L.P., a global investment adviser providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world with over $182 billion in assets under management as of December 31, 1996. Alliance provides investment management services to employee benefit plans for 34 of the FORTUNE 100 companies.

The Consultant to the Adviser Is . . .

Koll Investment Management, a division of Koll Real Estate Services, a national real estate property and investment manager which oversees a 2,000 property portfolio consisting of client assets approximating 184 million square feet. Koll will make available to Alliance the Koll National Real Estate Index, which gathers, analyzes and publishes targeted research data for the 65 largest U.S. markets, based on a variety of public-sector and private-sector sources as well as Koll's proprietary database of approximately 50,000 property transactions representing over $250 billion of investment property.

The Fund

Seeks . . . Total return on its assets from long-term growth of capital and from income.

Invests principally in . . . a diversified portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Distributions

The Fund makes distributions quarterly, in March, June, September and December. These distributions may include ordinary income and capital gain (each of which is taxable) and a return of capital (which is generally non-taxable). See "Dividends, Distributions and Taxes."

A Word About Risk . . .

The price of shares of the Fund will fluctuate as the daily prices of the individual stocks and other equity securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Investments in common stocks and other equity securities of real estate investment trusts and other real estate industry companies and the use by the Fund of various investment techniques involve risks different from, and, in certain cases, greater than the risks presented by equity securities generally. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. These risks and certain others are discussed in this Prospectus. An investment in the Fund may be considered for moderately aggressive, long-term investors who may wish to consider investing a portion of their overall equity portfolio in a real estate mutual fund.

Getting Started . . .

Shares of the Fund are available through your financial representative. The Fund offers multiple classes of shares, of which only the Advisor Class is offered by this Prospectus. Advisor Class shares may be purchased at net asset value without any initial or contingent deferred sales charges and are not subject to ongoing distribution expenses. Advisor Class shares may be purchased and held solely (i) through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal underwriter, (ii) through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets, (iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund (iv) by institutional investors introduced to Alliance by Koll Real Estate Services, and (v) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. A shareholder's Advisor Class shares will automatically convert to Class A shares of the Fund under certain circumstances. See "Conversion Feature--Conversion to Class A Shares." Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by AFD for investment in Advisor Class shares. For more detailed information about who may purchase and hold Advisor Class shares see the Statement of Additional Information. Fee-based and other programs through which Advisor Class shares may be purchased may impose different requirements with respect to investment in Advisor Class shares than described above. For detailed information about purchasing and selling shares, see "Purchase and Sale of Shares."

                                                               Alliance(R)[LOGO]
                                              Investing without the Mystery.(SM)


(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
                               EXPENSE INFORMATION
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Advisor Class shares of the Fund and estimated annual expenses for Advisor Class shares of the Fund. For the Fund, the "Example" following the table below shows the cumulative expenses attributable to a hypothetical $1,000 investment in Advisor Class shares for the periods specified.

                                                                     Advisor
                                                                   Class Shares
                                                                   ------------
Maximum sales charge imposed on
   purchases (as a percentage of offering price) ...........           None
Sales charge imposed on dividend reinvestments .............           None
   Deferred sales charge ...................................           None
   Exchange fee ............................................           None

--------------------------------------------------------------------------------

Operating Expenses                                                Advisor Class
                                                                  -------------
Management fees ............................................            .90%
12b-1 fees .................................................           None
Other expenses (a) .........................................            .65%
                                                                       ----

Total fund operating
 expenses (b) ..............................................           1.55%
                                                                       ====

Example                                                           Advisor Class
                                                                  -------------
After 1 year ...............................................            $16
After 3 years ..............................................            $49

--------------------------------------------------------------------------------

(a) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account.

(b) The expense information does not reflect any charges or expenses imposed by your financial representative or your employee benefit plan.



The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. "Other Expenses" are based on actual amounts incurred by the Fund through February 28, 1997. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table presents per share income and capital changes for a share outstanding throughout the period indicated for the Advisor Class shares of the Fund. The information in the table is unaudited. The following information should be read in conjunction with the financial statements and related notes which are included in the Fund's Statement of Additional Information.

Fiscal Period ...............................................   10/1/96--2/28/97
Net Asset Value Beginning of Period .........................         10.00
Net Realized and Unrealized Gain (Loss) on Investments ......          1.94
Net Investment Income (Loss) ................................           .21
Net Increase (Decrease) In Net Asset Value From Operations ..          2.15
Dividends From Net Investment Income ........................          (.14)
Distributions From Net Realized Gains .......................          --
Total Dividends and Distributions ...........................          (.14)
Net Asset Value End of Period ...............................         12.01
Total Investment Return Based on Net Asset Value (a) ........         21.59%
Net Assets At End of Period (000's omitted) .................         1,151
Ratio of Expenses to Average Net Assets .....................          1.55%(b)
Ratio of Net Investment Income (Loss) To Average Net Assets .          4.21%(b)
Portfolio Turnover Rate .....................................            12%
Average Commission Rate .....................................        $.0499

--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(b) Net of expenses assumed and/or waived/reimbursed. If the Fund had borne all expenses, the expense ratio for Advisor Class would have been 1.82%, and net investment income ratio would have been 3.94%.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------


The following terms are used in this Prospectus. Many of these terms are explained in greater detail under "Description of the Fund--Additional Investment Policies and Practices."


U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch Investors Service, L.P.

Rule 144A securities are securities that may be resold pursuant to Rule 144A under the Securities Act.

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Securities Act is the Securities Act of 1933, as amended.

Exchange is the New York Stock Exchange.

--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

The Fund is a diversified investment company. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.


INVESTMENT OBJECTIVE

The Fund's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


INVESTMENT POLICIES

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations" for a description of these and other risks.

As to any investment in Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investment Process for Real Estate Equity Securities

The Fund's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of Real Estate Equity Securities. Value added management will further distinguish the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection and securities analysis.

The universe of property-owning real estate industry firms consists of approximately 125 companies of sufficient size and quality to merit consideration for investment by the Fund. In implementing the Fund's research and investment process, Alliance will avail itself of the consulting services of Koll Investment Management, a division of Koll Real Estate Services ("Koll"), a national real estate investment and property manager that oversees a 2,000 property portfolio. As consultant to Alliance, Koll provides access to a proprietary model (Koll's National Real Estate Index) that analyzes the approximately 11,000 properties owned by these companies. Using proprietary databases and algorithms, Koll analyzes local market rent, expense and occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 400 asset-type specific geographic markets are analyzed and ranked on a relative scale by Koll in compiling its REIToScore database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own. See "Management of the Fund--Consultant to Adviser" for more information about Koll.

Once the universe of real estate industry companies has been distilled through the market research process, Koll's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific property location, condition, and sub-market trends. Koll's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information gathered can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for initial and continued investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance will make extensive use of Koll's network of industry analysts in order to assess trends in tenant industries. This information is then used to further interpret management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

Mortgage-Backed Securities and Associated Risks

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. The Fund may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. The Fund will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Risks. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. See "Risk Considerations--Mortgage-Backed Securities" for a more complete description of the characteristics of Mortgage-Backed Securities and associated risks.

Short-Term Investments. The short-term investments in which the Fund may invest are: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not so rated, of equivalent credit quality as determined by Alliance. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. The Fund expects that it will not retain a debt security which is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund may also engage in the following investment practices to the extent indicated: (i) invest up to 10% of its net assets in rights or warrants; (ii) invest up to 15% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund; (iii) lend portfolio securities equal in value to not more than 25% of total assets; (iv) enter into repurchase agreements of up to seven days' duration; (v) enter into forward commitment transactions as long as the Fund's aggregate commitments under such transactions are not more than 30% of the Fund's total assets; (vi) enter into standby commitment agreements; (vii) make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales; and (viii) invest in illiquid securities unless, as a result, more than 15% of its net assets would be so invested.


ADDITIONAL INVESTMENT POLICIES AND PRACTICES

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock.

Rights and Warrants. The Fund will invest in rights or warrants only if the underlying equity securities are themselves deemed appropriate by Alliance for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Illiquid Securities. Subject to any more restrictive applicable investment policy, the Fund will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities will generally include direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers) and repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. Alliance will monitor the illiquidity of such securities with respect to the Fund under the supervision of the Directors of the Fund. To the extent permitted by applicable law, Rule 144A securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Directors. The Fund may not be able to readily sell securities for which there is no ready market.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Fund intends to enter into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if Alliance were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% of the Fund's total assets taken at the time of making the commitment.

There is no guarantee that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Short Sales. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale. The Fund may be required to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with a broker-dealer qualified as a custodian and will consist of cash or securities. Depending on the arrangements the Fund makes with the broker-dealer from which it borrowed the security regarding remittance of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with the broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a short-term capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. In order to defer realization of gain or loss for U.S. federal income tax purposes, the Fund may also make short sales "against the box." In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

The Fund may not make a short sale unless at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. Certain special federal income tax considerations may apply to short sales entered into by the Fund. See "Dividends, Distributions and Taxes" in the Fund's Statement of Additional Information.

Loans of Portfolio Securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund is to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon, and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. The Fund will not lend portfolio securities in excess of 25% of the value of its total assets, nor will the Fund lend its portfolio securities to any officer, director, employee or affiliate of the Fund or Alliance. The Board of Directors will monitor the Fund's lending of portfolio securities.

General. The successful use of the foregoing investment practices draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements correctly. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities hedged will not be perfect and could produce unanticipated losses.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Defensive Position. For temporary defensive purposes, the Fund may increase without limit its position in short-term, liquid, high-grade debt securities, which may include U.S. Government securities, bank deposits, money market instruments, short-term debt securities, including notes and bonds. For a description of the types of securities in which the Fund may invest while in a temporary defensive position, please see the Statement of Additional Information.

Portfolio Turnover. Alliance anticipates that the Fund's annual rate of turnover will not exceed 100%. A 100% annual turnover rate would occur if all of the securities in the Fund's portfolio are replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" in the Fund's Statement of Additional Information.


RISK CONSIDERATIONS

Risk Factors Associated With the Real Estate Industry. Although the Fund does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

Mortgage-Backed Securities. As discussed above, investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which the Fund may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Securities Ratings. The ratings of securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.


CERTAIN FUNDAMENTAL INVESTMENT POLICIES

In addition to its fundamental investment objective, the Fund has adopted the following fundamental investment policies, which may not be changed without the approval of its shareholders. Additional fundamental and non-fundamental investment policies are set forth in the Statement of Additional Information.

The Fund may not: (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) U.S. Government securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of its total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer; (iii) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Fund will invest at least 25% or more of its total assets, except that this restriction does not apply to U.S. Government securities; (iv) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real Estate Equity Securities; or (v) borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made.

--------------------------------------------------------------------------------
                                PURCHASE AND SALE
--------------------------------------------------------------------------------
                                    OF SHARES
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HOW TO BUY SHARES

The Fund offers multiple classes of shares, of which only the Advisor Class is offered by this Prospectus. Advisor Class shares of the Fund may be purchased through your financial representative at net asset value without any initial or contingent deferred sales charges and are not subject to ongoing distribution expenses. Advisor Class shares may be purchased and held solely (i) through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by AFD,
(ii) through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets,
(iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund, (iv) by institutional investors introduced to Alliance by Koll, and (v) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. For more detailed information about who may purchase and hold Advisor Class shares see the Statement of Additional Information. A shareholder's Advisor Class shares will automatically convert to Class A shares of the Fund under certain circumstances. For a more detailed description of the conversion feature and Class A shares, see "Conversion Feature."

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by AFD for investment in Advisor Class shares. Share certificates are issued only upon request. See the Subscription Application and the Statement of Additional Information for more information.

The Fund may refuse any order to purchase Advisor Class shares. In this regard, the Fund reserves the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

How the Fund Values its Shares

The net asset value of Advisor Class shares of the Fund is calculated by dividing the value of the Fund's net assets allocable to the Advisor Class by the outstanding shares of the Advisor Class. Shares are valued each day the Exchange is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Fund's Directors believe would accurately reflect fair market value.

HOW TO SELL SHARES

You may "redeem," i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial representative. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or electronic funds transfer, the Fund will not send proceeds until it is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what documents are required by your fee based program or employee benefit plan, you should contact your financial representative.

Selling Shares Through Your Financial Representative

Your financial representative must receive your request before 4:00 p.m. Eastern time, and your financial representative must transmit your request to the Fund by 5:00 p.m. Eastern time, for you to receive that day's net asset value. Your financial representative is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Selling Shares Directly To the Fund

Send a signed letter of instruction or stock power form to Alliance Fund Services, Inc. ("AFS"), along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial representative, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, representatives, fiduciaries and surviving joint owners. For details contact:

                             Alliance Fund Services
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                  800-221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to 800-221-5672. Telephone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and except for certain omnibus accounts, may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Except for certain omnibus accounts, redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

General

The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.


SHAREHOLDER SERVICES

AFS offers a variety of shareholder services. For more information about these services or your account, call AFS' toll-free number, 800-221-5672.

HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares of the Fund for Advisor Class shares of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.


GENERAL

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described in this Prospectus. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

The Fund offers three classes of shares other than the Advisor Class, which are Class A, Class B and Class C. All classes of shares of the Fund have a common investment objective and investment portfolio. Class A shares are offered with an initial sales charge and pay a distribution services fee. Class B shares have a contingent deferred sales charge (a "CDSC") and also pay a distribution services fee. Class C shares have no initial sales charge or CDSC as long as they are not redeemed within one year of purchase, but pay a distribution services fee. Because Advisor Class shares have no initial sales charge or CDSC and pay no distribution services fee, Advisor Class shares are expected to have different performance from Class A, Class B or Class C shares. You may obtain more information about Class A, Class B and Class C shares, which are not offered by this Prospectus, by contacting AFS by telephone at 1-800-221-5672 or by contacting your financial representative.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ADVISER

Alliance has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the Directors of the Fund.

Alliance is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $182 billion (of which more than $63 billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by Alliance comprising 110 separate investment portfolios currently have over two million shareholders. As of December 31, 1996 Alliance was an investment manager of employee benefit plan assets for 34 of the Fortune 100 companies.

ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Fund's Statement of Additional Information under "Management of the Fund."

Under the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of
 .90% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

The person primarily responsible for the day-to-day management of the Fund's portfolio since inception is Daniel G. Pine. Mr. Pine has been associated with Alliance since May of 1996. Prior thereto, he was Senior Vice President of Desai Capital Management since prior to 1991.


CONSULTANT TO ADVISER

In providing advisory services to the Fund and other clients investing in real estate securities, Alliance has access to the research services of Koll Investment Management, the Investment Management Division of Koll, which acts as a consultant to Alliance with respect to the real estate market. As a consultant, Koll provides to Alliance, at Alliance's expense, such in-depth information regarding the real-estate market, the factors influencing regional valuations and analysis of recent transactions in office, retail, industrial and multi-family properties as Alliance shall from time to time request. Koll will not furnish investment advice or make recommendations regarding the purchase or sale of securities by the Fund nor will it be responsible for making investment decisions involving Fund assets.

Koll is one of the largest fee-based property management firms in the United States as well as one of the largest publishers of real estate research, with approximately 2,800 employees nationwide. Koll will provide Alliance with exclusive access to its REIToScore model which ranks approximately 115 REITs based on the relative attractiveness of the property markets in which they own real estate. This model scores the approximately 11,000 individual properties owned by these companies. REIToScore is in turn based on Koll's National Real Estate Index which gathers, analyzes and publishes targeted research data for the 65 largest U.S. real estate markets based on a variety of public- and private-sector sources as well Koll's proprietary database of 50,000 commercial property transactions representing over $250 billion of investment property and over 2,000 tracked properties which report rent and expense data quarterly. Koll has previously provided access to its REIToScore model results primarily to the institutional market through subscriptions. The model is no longer provided to any research publications and the Fund is currently the only mutual fund available to retail investors that has access to Koll's REIToScore model.


EXPENSES OF THE FUND

In addition to the payments to Alliance under the Advisory Agreement described above, the Fund pays certain other costs, including (i) custody, transfer and dividend disbursing expenses, (ii) fees of the Directors who are not affiliated with Alliance, (iii) legal and auditing expenses, (iv) clerical, accounting and other office costs, (v) costs of printing the Fund's prospectuses and shareholder reports, (vi) costs of maintaining the Fund's existence, (vii) interest charges, taxes, brokerage fees and commissions, (viii) costs of stationery and supplies, (ix) expenses and fees related to registration and filing with the Commission and with state regulatory authorities and (x) upon the approval of the Board of Directors, costs of personnel of Alliance or its affiliate rendering clerical, accounting and other office services.


DISTRIBUTION SERVICES AGREEMENT

The Fund has entered into a Distribution Services Agreement with AFD with respect to the Advisor Class shares. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

Each income dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such income dividend or distribution. Election to receive income dividends and distributions in cash or shares is made at the time shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

It is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income quarterly and net realized capital gains, if any, annually. The amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


U.S. FEDERAL INCOME TAXES

The Fund intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that the Fund distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves the Fund of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. Dividends received from REITs generally do not constitute qualifying dividends. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

Distributions received by a shareholder may include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant) any further returns of capital will be taxable as capital gain.

Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by the Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

The Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or the Secretary of the Treasury notifies the Fund that a shareholder has not reported all interest and dividend income required to be shown on the shareholder's federal income tax return.

Shareholders will be advised annually as to the tax status of income dividends and capital gain and return of capital distributions. Shareholders are urged to consult their tax advisers regarding their own tax situation.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

CONVERSION TO CLASS A SHARES

Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "--How to Buy Shares," by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund and by institutional investors introduced to Alliance by Koll. If (i) a holder of Advisor Class shares ceases to participate in a fee-based program or plan, or to be associated with an investment advisor or financial intermediary, in each case that satisfies the requirements to purchase shares set forth under "--How to Buy Shares" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in this Prospectus (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Prospectus, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge.


DESCRIPTION OF CLASS A SHARES

The following sets forth maximum transaction costs and annual expenses for Class A shares of the Fund. Class A shares are subject to a distribution fee that may not exceed an annual rate of .30%. The higher fees mean a higher expense ratio, so Class A shares pay correspondingly lower dividends and may have a lower net asset value than Advisor Class shares.

Shareholder Transaction Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in Class A shares of the Fund and estimated annual expenses for Class A shares of the Fund. The "Example" following the table below shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class A shares for the periods specified.

Class A Shares

   Maximum sales charge imposed on purchases
   (as a percentage of offering price) (a) .............      None
                                                         (sales charge
                                                             waived)

   Sales charge imposed on dividend reinvestments ......      None
   Deferred sales charge (as a percentage of
   original purchase price or redemption
   proceeds, whichever is lower) .......................      None
   Exchange fee ........................................      None

 Operating Expenses                                         Class A
                                                            -------

Management fees ........................................       .90%
12b-1 fees .............................................       .30%
Other expenses (b) .....................................       .80%
                                                              ----

Total fund operating expenses ..........................      2.00%
                                                              ====

Example(a)                                                 Class A
                                                           -------

After 1 year ...........................................      $20
After 3 years ..........................................      $63

--------------------------------------------------------------------------------

(a) Advisor Class shares convert to Class A shares at net asset value and without the imposition of any sales charge and accordingly the maximum sales charge of 4.25% on most purchases of Class A shares for cash does not apply.

(b) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of Class A shares of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges totaling permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. The Rule 12b-1 fee for Class A comprises a service fee not exceeding .25% of the aggregate average daily net assets of the Fund attributable to Class A and an asset-based sales charge equal to the remaining portion of the Rule 12b-1 fee. "Other Expenses" for Class A shares are based on estimated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Example should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


PORTFOLIO TRANSACTIONS

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


ORGANIZATION

Alliance Real Estate Investment Fund, Inc. is a Maryland corporation organized on July 15, 1996. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, and additional classes of shares. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Advisor Class, Class A, Class B and Class C shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares bears its own distribution expenses and Class B and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares votes separately with respect to matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Certain additional matters relating to the Fund's organization are discussed in the Statement of Additional Information.


REGISTRAR, TRANSFER AGENT AND
DIVIDEND-DISBURSING AGENT

AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund.


PRINCIPAL UNDERWRITER

AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, which is computed separately for each class of shares, including Advisor Class shares. Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of the Fund's shares are assumed to have been paid. The Fund's advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Fund's performance to various indices.

ADDITIONAL INFORMATION

This Prospectus and the Statement of Additional Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

                            SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------
                      ALLIANCE REAL ESTATE INVESTMENT FUND

                                 ADVISOR CLASS

               (see instructions at the front of the application)



--------------------------------------------------------------------------------
                   1. YOUR ACCOUNT REGISTRATION (Please Print)
--------------------------------------------------------------------------------

|_|  INDIVIDUAL OR JOINT ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Owner's Name (First Name)                (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Social Security Number (Required to open account)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Joint Owner's Name* (First Name)         (MI)          (Last Name)

     *Joint Tenants with right of survivorship unless Alliance Fund Services is informed otherwise.


|_|  GIFT/TRANSFER TO A MINOR

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Custodian - One Name Only (First Name)   (MI)          (Last Name)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Minor (First Name)                       (MI)          (Last Name)

     |_|_|_|-|_|_|-|_|_|_|_|
     Minor's Social Security Number (Required to open account)

     Under the State of __________ (Minor's Residence) Uniform Gifts/Transfer to Minor's Act


|_|  TRUST ACCOUNT

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trustee

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Trust (cont'd)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|      |_|_|_|_|_|_|_|_|_|
     Trust Dated                        Tax ID or Social Security Number
                                        (Required to open account)

|_|  OTHER

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name of Corporation, Partnership, Investment Only Retirement Plan, or other Entity

     |_|_|_|_|_|_|_|_|_|     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Tax ID Number           Trustee Name (Retirement Plans Only)

--------------------------------------------------------------------------------
                                 2. YOUR ADDRESS
--------------------------------------------------------------------------------

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Street

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     City                              State                   Zip Code

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     If Non-U.S., Specify Country

     |_|_|_|-|_|_|_|-|_|_|_|_|          |_|_|_|-|_|_|_|-|_|_|_|_|
     Daytime Phone                      Evening Phone

     I am a:  |_| U.S. Citizen  |_| Non-Resident Alien  |_| Resident Alien
     |_| Other

               ---------------------------------------------------



                             For Alliance Use Only



               ---------------------------------------------------

--------------------------------------------------------------------------------
                           3. YOUR INITIAL INVESTMENT
--------------------------------------------------------------------------------

I hereby subscribe for shares of Alliance Real Estate Investment Fund and elect distribution options as indicated.

DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS:   R    REINVEST DISTRIBUTIONS
                                                       into my fund account.
--------------------------
  BROKER/DEALER USE ONLY                          C    SEND MY DISTRIBUTIONS IN
      WIRE CONFIRM #                                   CASH to the address I
--------------------------                             have provided in Section
                                                       2. (Complete Section 4D
--------------------------                             for direct deposit to
                                                       your bank account.
                                                       Complete Section 4E for
                                                       payment to a third
                                                       party).

                                                  D    DIRECT MY DISTRIBUTIONS
                                                       TO ANOTHER ALLIANCE FUND.
                                                       Complete the appropriate
                                                       portion of Section 4A to
                                                       direct your distributions
                                                       (dividends and capital
                                                       gains) to the Advisor
                                                       Class Shares of another
                                                       Alliance Fund.


--------------------------------------------------------------------------------
MAKE ALL CHECKS PAYABLE TO:
  ALLIANCE FUND SERVICES                                      DISTRIBUTIONS
                                                                 OPTIONS
                                   ADVISOR CLASS                *CIRCLE*
                                                           ---------------------
                                                                         CAPITAL
    ALLIANCE FUND NAME                                      DIVIDENDS     GAINS
--------------------------------------------------------------------------------
Alliance Real Estate
Investment Fund               $                              R  C  D     R  C  D
--------------------------------------------------------------------------------
     TOTAL INVESTMENT         $
========================================

MY SOCIAL SECURITY (TAX IDENTIFICATION) NUMBER IS:     |_|_|_|_|_|_|_|_|_|

--------------------------------------------------------------------------------
                           4. YOUR SHAREHOLDER OPTIONS
--------------------------------------------------------------------------------

---------------------------------------
  A. AUTOMATIC INVESTMENT PLANS (AIP)
---------------------------------------

|_|  WITHDRAW FROM MY BANK ACCOUNT

I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).


                         Monthly Dollar Amount         Day of Withdrawal
Fund Name                ($25 minimum)                 (1st thru 31st)          Circle "all" or applicable months

                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                All    J F M A M J J A S O N D
-----------------------  ----------------------------  -----------------------  -----------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA).


|_|  DIRECT MY DISTRIBUTIONS

As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance fund.

                         "From" Fund Account #
"From" Fund Name         (if existing)                 "To" Fund Name           "To" Fund Account # (if existing)

                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------
                                                                                |_| New
                                                                                |_| Existing
-----------------------  ----------------------------  -----------------------  -----------------------------------


|_|  EXCHANGE SHARES MONTHLY

I authorize Alliance to transact monthly exchanges within the same class of shares between my fund accounts as listed below.

                    "From" Fund Account #    Dollar Amount       Day of Exchange**                       "To" Fund Account #
"From" Fund Name    (if existing)            ($25 minimum)       (1st thru 31st)     "To" Fund Name      (if existing)
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------
                                                                                                         |_| New
                                                                                                         |_| Existing
------------------  -----------------------  ------------------  ------------------  ------------------  --------------------


** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.


-----------------------------------------
  B.  SYSTEMATIC WITHDRAWAL PLANS (SWP)
-----------------------------------------

In order to establish a SWP, you must reinvest all dividends and capital gains and own or purchase shares of the Fund having a current net asset value of at least:

o $10,000 for monthly payments,    o $5,000 for bi-monthly payments,
o $4,000 for quarterly or less frequent payments

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your checking account.

|_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

Fund Name                                            Dollar Amount ($50 minimum)     Circle "all" or applicable months
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------
                                                                                     All    J F M A M J J A S O N D
---------------------------------------------------  ------------------------------  -----------------------------------

                                                               (1st-31st)
     I would like to have these payments occur on or about the |        | of the
     months circled above.

PLEASE SEND MY SWP PROCEEDS TO:

     |_|  MY CHECKING ACCOUNT (via EFT) -  (Complete Section 4D).

     |_|  MY ADDRESS OF RECORD (via CHECK)

     |_|  THE PAYEE AND ADDRESS SPECIFIED IN SECTION 4E (via CHECK)

-----------------------------------------
  C.  PURCHASES AND REDEMPTIONS VIA EFT
-----------------------------------------

You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

Instructions:  o    Review the information in the Prospectus about telephone
                    transaction services.

               o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                    Section 4D of this application.

PURCHASES AND REDEMPTIONS VIA EFT

|_| I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected. In the case of shares purchased by check, redemption proceeds may not be made available until the Fund is reasonably assured that the check has cleared, normally 15 calendar days after the purchase date.

------------------------
  D.  BANK INFORMATION
------------------------

This bank account information will be used for:

|_|  Distributions (Section 3)               |_|  Automatic Investments
                                                  (Section 4A)

|_|  Systematic Withdrawals (Section 4B)     |_|  Telephone Transactions
                                                  (Section 4C)

Please attach a voided check:

--------------------------------------------------------------------------------



                       Tape Preprinted Voided Check Here.
                 We Cannot Establish These Services Without it.



--------------------------------------------------------------------------------

Your bank must be a member of the National Automated Clearing House Association (NACHA) in order to have EFT transactions processed to your fund account. For EFT transactions, the Fund requires signatures of bank account owners exactly as they appear on bank records.

-----------------------------------
  E.  THIRD PARTY PAYMENT DETAILS
-----------------------------------

This third party payee information will be used for:

|_| Distributions (Section 3)            |_| Systematic Withdrawals (Section 4B)

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Name

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 1

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 2

     |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
     Address - Line 3

--------------------------------------------------------------------------------
           5. SHAREHOLDER AUTHORIZATION This section MUST be completed
--------------------------------------------------------------------------------

TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK

Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

|_|  I do not elect the telephone exchange service.

|_|  I do not elect the telephone redemption by check service.

I CERTIFY UNDER PENALTY OF PERJURY THAT THE NUMBER SHOWN IN SECTION 1 OF THIS FORM IS MY CORRECT TAX IDENTIFICATION NUMBER OR SOCIAL SECURITY NUMBER AND THAT I HAVE NOT BEEN NOTIFIED THAT THIS ACCOUNT IS SUBJECT TO BACKUP WITHHOLDING.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACK-UP WITHHOLDING.

--------------------------------  ----------------------------
Signature                         Date

--------------------------------  ----------------------------  ----------------
Signature                         Date                          Acceptance Date


--------------------------------------------------------------------------------
         DEALER/AGENT AUTHORIZATION For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

-------------------------------------------  -----------------------------------
Dealer/Agent Firm                            Authorized Signature

-------------------------------------------  --------------  -------------------
Representative First Name                    MI              Last Name

--------------------------------------------------------------------------------
Representative Number

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City                            State                         Zip Code

--------------------------------(--------)--------------------------------------
Branch Number                   Branch Phone

                        ALLIANCE SUBSCRIPTION APPLICATION
--------------------------------------------------------------------------------
                      ALLIANCE REAL ESTATE INVESTMENT FUND

                                 ADVISOR CLASS


--------------------------------------------------------------------------------
                          INFORMATION AND INSTRUCTIONS
--------------------------------------------------------------------------------

TO OPEN YOUR NEW ALLIANCE ACCOUNT...

Please complete the application and mail it to:
     ALLIANCE FUND SERVICES, INC.
     P.O. BOX 1520
     Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:
     ALLIANCE FUND SERVICES, INC.
     500 PLAZA DRIVE
     SECAUCUS, NEW JERSEY 07094


-----------
 SECTION 1   YOUR ACCOUNT REGISTRATION (REQUIRED)
-----------

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

     --   Individuals, Joint Tenants and Gift/Transfer to a Minor:

          o Indicate your name(s) exactly as it appears on your social security card.

     --   Trust/Other:

          o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

-----------
 SECTION 2   YOUR ADDRESS (REQUIRED)
-----------
Complete in full.

-----------
 SECTION 3   YOUR INITIAL INVESTMENT (REQUIRED)
-----------

For each fund in which you are investing: 1) Write the dollar amount of your initial purchase 2) Circle a distribution option for your dividends 3) Circle a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

-----------
 SECTION 4   YOUR SHAREHOLDER OPTIONS (COMPLETE ONLY THOSE OPTIONS YOU WANT)
-----------

A. AUTOMATIC INVESTMENT PLANS (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A.

B. SYSTEMATIC WITHDRAWAL PLANS (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

C. TELEPHONE TRANSACTIONS VIA EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

D. BANK INFORMATION - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape A VOIDED CHECK of the account you wish to use to this section of the application.

E. THIRD PARTY PAYMENT DETAILS - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option.

-----------
 SECTION 5   SHAREHOLDER AUTHORIZATION (REQUIRED)
-----------

All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT:
(800) 221-5672.

                                            ALLIANCE REAL ESTATE
                                            INVESTMENT FUND, INC.
(LOGO)

_______________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
_______________________________________________________________

              STATEMENT OF ADDITIONAL INFORMATION
                       April 14, 1997
_______________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus that offers Class A, Class B and Class C shares of Alliance Real Estate Investment Fund, Inc. (the "Fund") and the current Prospectus for the Fund that offers the Advisor Class shares of the Fund, each dated April 14, 1997 (the "Advisor Class Prospectus" and, together with the Prospectus that offers the Class A, Class B and Class C shares of the Fund, the "Prospectuses"). Copies of such Prospectus(es) may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS

                                                             Page

Description of the Fund..................................

Management of the Fund...................................

Expenses of the Fund.....................................

Purchase of Shares.......................................

Redemption and Repurchase of Shares......................

Shareholder Services.....................................

Net Asset Value..........................................

Dividends, Distributions and Taxes.......................

Brokerage and Portfolio Transactions.....................

General Information......................................

Report of Independent Auditors and
  Financial Statements...................................

(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                     DESCRIPTION OF THE FUND
_______________________________________________________________

         Alliance Real Estate Investment Fund, Inc. (the "Fund") is a diversified investment company. The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.

Investment Objective

         The Fund's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Policies

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

         The Fund may invest up to 35% of its total assets in
(a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations--Risk Factors Associated with the Real Estate

Industry" in the Prospectus for a description of these and other risks.

         As to any investment in Real Estate Equity Securities, the analysis of Alliance Capital Management, L.P., the Fund's investment adviser (the "Adviser") will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which the Adviser may determine from time to time to be relevant. The Adviser will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

         The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the
Fund.   The Fund may invest up to 5% of its total assets in Real
Estate Equity Securities of non-U.S. issuers.

Additional Investment Policies and Practices

         To the extent not described in the Prospectus, set forth below is additional information regarding the Fund's investment policies and practices. Except as otherwise noted, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may be changed by the Directors of the Fund without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest up to 15% of its total assets in convertible securities of issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Convertible securities include bonds, debentures, corporate notes and preferred stocks. Convertible securities are instruments that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Forward Commitments. No forward commitments will be made by the Fund if, as a result, the Fund's aggregate commitments under such transactions would be more than 30% of the then current value of the Fund's total assets. The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a segregated account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

         Standby Commitment Agreements. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

         Repurchase Agreements. The Fund may enter into repurchase agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently, the Fund intends to enter into repurchase agreements only with its custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

         Short Sales. When engaging in a short sale, in addition to depositing collateral with a broker-dealer, the Fund is currently required under the 1940 Act to establish a segregated account with its custodian and to maintain therein liquid assets in an amount that, when added to cash or securities deposited with the broker-dealer, will at all times equal at least 100% of the current market value of the security sold short.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer to institutional investors and in private transactions; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Adviser, under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other factors, the following:
(1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of security.

         Defensive Position. For temporary defensive purposes, the Fund may vary from its investment objectives during periods in which conditions in securities markets or other economic or political conditions warrant. During such periods, the Fund may increase without limit its position in short-term, liquid, high-grade debt securities, which may include securities issued by the U.S. government, its agencies and, instrumentalities ("U.S. Government Securities"), bank deposit, money market instruments, short-term (for this purpose, securities with a remaining maturity of one year or less) debt securities, including notes and bonds, and short-term foreign currency denominated debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or, if not so rated, of equivalent investment quality as determined by the Adviser.

         Subject to its policy of investing at least 65% of its total assets in equity securities of real estate investment trusts and other real estate industry companies, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in money market instruments referred to above.

         Portfolio Turnover. Generally, the Fund's policy with respect to portfolio turnover is to purchase securities with a view to holding them for periods of time sufficient to assure that the Fund will realize less than 30% of its gross income from the sale or other disposition of securities held for less than three months (see "Dividends, Distributions and Taxes") and to hold its securities for six months or longer. However, it is also the Fund's policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. The Adviser anticipates that the Fund's annual rate of portfolio turnover will not exceed 100%. A 100% annual turnover rate would occur if all the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs to be borne by the Fund, and as portfolio turnover increases it is more likely that the Fund will realize short-term capital gains. In order to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of the Fund must be derived from the sale of securities held by the Fund for less than three months. See "Dividends, Distributions and Taxes."

Certain Fundamental Investment Policies

         The following restrictions, which supplement those set forth in the Fund's Prospectus, may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less.

         To reduce investment risk, as a matter of fundamental policy the Fund may not:

             (i) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

            (ii) make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

           (iii) participate on a joint or joint and several basis in any securities trading account;

            (iv)   invest in companies for the purpose of
         exercising control;

             (v) issue any senior security within the meaning of the 1940 Act;

            (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;

           (vii) (a) purchase or sell commodities or commodity contracts including futures contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

         In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, and as a matter of non-fundamental investment policy, that it will not (i) invest more than 5% of its total assets in warrants, except for warrants acquired by the Fund as a part of a unit or attached to securities, provided that not more than 2% of the Fund's net assets may be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; (ii) purchase or sell real property (excluding REITs and readily marketable securities of companies which invest in real estate); or (iii) invest more than 10% of its total assets in restricted securities (excluding securities that may be resold pursuant to Rule 144A under the Securities
Act).

_______________________________________________________________

                     MANAGEMENT OF THE FUND
_______________________________________________________________

Directors and Officers

         The Directors and principal officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 1345 Avenue of the Americas, New York, New York 10105.

Directors

            JOHN D. CARIFA,1 51, Chairman of the Board of
Directors and President is the President and Chief Operating
Officer and a Director of ACMC2 with which he has been associated since prior to 1992.

            RUTH BLOCK, 66, was formerly Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States ("Equitable"). She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is P.O. Box 4653, Stamford, Connecticut 06903.

_________________________

1An interested person of the Fund as defined in the 1940
 Act.
2For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

            DAVID H. DIEVLER, 67, was formerly a Senior Vice President of ACMC with which he had been associated since prior to 1991 through 1994. He is currently an independent consultant. His address is P.O. Box 167, Spring Lake, New Jersey 07762.

            JOHN H. DOBKIN, 54, has been the President of
Historic Hudson Valley (historic preservation) since 1992.
Previously, he was Director of the National Academy of Design.
From 1988 to 1992, he was a Director of ACMC.  His address is 105
West 55th Street, New York, New York 10019.

            WILLIAM H. FOULK, JR., 64, was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, and President of Competrol (BJI) Limited and Crescent Diversified Limited (private investments) since prior to 1992. His address is 2 Hekma Road, Greenwich, Connecticut 06831.

            HOWARD E. HASSLER, 67, is currently a consultant specializing in retailing, finance and real estate. Former Chairman and Chief Executive Officer of Brooks Fashion Stores, Inc. (specialty clothing stores); Former Chairman, President and Chief Operating Officer of Allied Stores Corporation (department and specialty stores), 1987; Executive Vice President and Director, Allied Stores Corporation from June 1984 to June 1987. His address is 200 East 57th Street, New York, New York
10022.

            DR. JAMES M. HESTER, 72, is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation, with which he has been associated since prior to 1992. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, New York, New York 10128.

            CLIFFORD L. MICHEL, 57, has been a partner of the law firm of Cahill Gordon & Reindel since January 1972. President, Chief Executive Officer and Director of Wenonah Development Company (investment holding company) since 1976. Director since 1987 and Member of the Human Resources, Environmental and Safety, and Executive Committees since 1987 of Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of Trustees of St. Mark's School from 1988 to 1993. Chairman of the Board of Trustees of Morristown Memorial Hospital (and Memorial Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic Hospital since 1996. His address is 80 Pine Street, New York, New York 10005.

            DONALD J. ROBINSON, 62, was senior partner of the law firm of Orrick, Herrington & Sutcliffe from July 1987 to December

1994; Member of the Executive Committee of the firm from January to December 1994; Senior Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

Officers

         JOHN D. CARIFA, President, see biography above.

            DANIEL G. PINE, Senior Vice President, 44, has been associated with the Adviser since 1996. Previously, he was a Senior Vice President of Desai Capital Management since prior to
1992.

            THOMAS BARDONG, 50, Vice President, is a Senior Vice
President of ACMC with which he has been associated since prior to 1992.

            DANIEL V. PANKER, 57, Vice President, is a Senior
Vice President of ACMC, with which he has been associated since
prior to 1992    .

            EDMUND P. BERGAN, JR., 46, Secretary, is a Senior Vice President and the General Counsel of Alliance Fund Distributors, Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS") and a Vice President and Assistant General Counsel of ACMC, with which he has been associated since prior to 1992.

            DOMENICK PUGLIESE, 35, Assistant Secretary, is a Vice
President and Associate General Counsel of AFD, with which he has been associated since May 1995. Previously, he was Vice
President and Counsel of Concord Holding Corporation since 1994,
Vice President and Associate General Counsel of Prudential
Securities since 1992.

            ANDREW L. GANGOLF, 41, Assistant Secretary, is a Vice President and Assistant General Counsel of AFD since January 1995. Prior thereto, since October 1992, he was Vice President and Assistant Secretary of Delaware Management Co., Inc. Prior thereto, he was Vice President and Counsel of Equitable.

            EMILIE D. WRAPP, 40, Assistant Secretary, is Special
Counsel of ACMC, with which she has been associated since prior to 1992.

            MARK D. GERSTEN, 46, Treasurer and Chief Financial
Officer, is a Senior Vice President of AFS, with which he has been associated since prior to 1992.

            VINCENT S. NOTO, 32, Controller, is an Assistant Vice
President of AFS, with which he has been associated since prior to 1992.

            PHYLLIS CLARKE, 35, Assistant Controller, has been a
Municipal Income Manager, Mutual Funds, of AFS since prior to
1994.  Previously, she was a supervisor for Fixed Income Mutual
Funds Accounting for AFS since prior to 1992.

            JOSEPH MANTINEO, 37, Assistant Controller, has been a
Vice President of AFS since prior to 1992.

            The aggregate compensation to be paid by the Fund to each of the Directors during its current fiscal year ending August 31, 1997 (estimating future payments based upon existing arrangements), and the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pensions or retirement benefits to any of its directors or trustees. Certain of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                               Total Number of
                                               Funds in the
                                  Total        Alliance Fund
                                  Compensation Complex, Including
                     Aggregate    from the     the Fund, as to
                     Compensation Alliance     which the Director
Name of Director     from the     Fund         is a Director
of the Fund          Fund*        Complex**    or Trustee

John D. Carifa         $0          $0                 50
Ruth Block             $8,136      $157,500           37
David H. Dievler       $8,115      $182,000           43
John H. Dobkin         $8,150      $121,250           30
William H. Foulk, Jr.  $8,176      $144,250           32
Howard E. Hassler      $4,000      $1,750              1
Dr. James M. Hester    $8,143      $148,500           38
Clifford L. Michel     $5,143      $146,068           38
Donald J. Robinson     $8,136      $137,250           38

____________________

* The information in this column represents an estimate of amounts to be paid during the Fund's current fiscal year.

** The information in this column represents amounts actually paid during calendar year 1996.

   As of March 31, 1997, the Directors and officers of the Fund as a group owned less than 1% of the shares the Fund.

Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

            The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1996 of more than $182 billion (of which more than $63 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included as of December 31, 1996, 34 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paolo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 52 registered investment companies comprising 110 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1996, approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.

            As of September 6, 1996, AXA and its subsidiaries owned approximately 60.7% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in more than 20 countries including France, the United States, Australia, the United Kingdom, Canada and other countries, principally in Western Europe and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, as well as in Europe and the Asia/Pacific area.

         Based on information provided by AXA, as of September 9, 1996, 36.3% of the issued ordinary shares (representing 49.1% of the voting power) of AXA were owned directly or indirectly by Finaxa, a French holding company ("Finaxa"). As of September 6, 1996, 61.3% of the voting shares (representing 73.5% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.8% of the voting shares representing 40.6% of the voting power), and 23.7% of the voting shares of Finaxa (representing 15.0% of the voting power) were owned by Banque Paribas, a French bank. Including the ordinary shares directly or indirectly owned by Finaxa, the Mutuelles AXA directly or indirectly owned 42.0% of the issued ordinary shares (representing 56.8% of the voting power) of AXA as of September 9, 1996. Acting as a group, the Mutuelles AXA control AXA and Finaxa. In addition, as of September 9, 1996, 7.8% of the issued ordinary shares of AXA without the power to vote were owned by subsidiaries of AXA.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnishes the Fund, without charge, management supervision and assistance and office facilities and provides persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         The Advisory Agreement provides that the Adviser will reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, expenditures pursuant to the Distribution Services Agreement described below, and extraordinary expenses as to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund may not qualify its shares for the sale in every state. The Fund believes that presently the most restrictive expense ratio limitation imposed by any state in which the Fund has qualified its shares for sale is 2.5% of the first $30 million of the Fund's average net assets, 2.0% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million. Expense reimbursements, if any, are accrued daily and paid monthly.

         The Advisory Agreement became effective on August 27, 1996. The Advisory Agreement will continue in effect until July 31, 1998 and thereafter for successive twelve-month periods (computed from each August 1), provided, however, that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the

Advisory Agreement or interested persons of any such party as defined by the 1940 Act.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

            The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, Inc., Alliance All-Asia Investment Fund, Inc., The Alliance Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Growth and Income Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Quasar Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, Fiduciary Management Associates and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance Global Environment Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance

World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.
_______________________________________________________________

                      EXPENSES OF THE FUND
_______________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class A shares, Class B shares and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Securities and Exchange Commission (the "Commission") under the 1940 Act (the "Rule 12b-1 Plan").

         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

         Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.

         The Agreement became effective on August 27, 1996.  The
Agreement will continue in effect for successive twelve-month periods with respect to Class A, Class B, Class C and Advisor

Class shares (computed from each August 1), provided, however, that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

         All material amendments to the Rule 12b-1 Plan must be approved by a vote of the Directors or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval; and the Rule 12b-1 Plan may not be amended in order to increase materially the costs that a particular class may bear pursuant to the Rule 12b-1 Plan without the approval of a majority of the holders of the outstanding voting shares of the class or classes affected. The Agreement may be terminated
(a) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Directors who are not "interested persons" as defined in the 1940 Act, or
(b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund need give no notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

            AFS, an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares Class C Shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares

_______________________________________________________________

                       PURCHASE OF SHARES
_______________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares-How To Buy Shares."

General

         Shares of the Fund are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial, contingent deferred or asset-based sales charge, in each case as described below. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter.

            Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets, (iii) by the categories of investors described in clauses (i) through (v) below under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class Shares), (iv) by institutional investors introduced to the Adviser by Koll Real Estate Services ("Koll") or (v) by directors and present or retired full-time employees of Koll.

            Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares.

            Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives, or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares. The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as shown in the table below under "Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading. For purposes of this computation, Exchange-listed securities and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if there is no such sale, at the mean of closing bid and asked prices and portfolio bonds are presently valued by a recognized pricing service. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Directors.

            The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchases of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable is responsible for transmitting such orders by 5:00 p.m. If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional

Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

            In addition to the discount or commission amount paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, including EQ Financial Consultants, Inc., formerly Equico Securities, Inc., an affiliate of the Principal Underwriter, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds, as defined below, during a specific period of time. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

            Class A, Class B, Class C and Advisor Class shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than that borne by Class A and Advisor Class shares, (iv) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B and Advisor Class shareholders, and the Class A, the Class B and Advisor Class shareholders will vote separately by class, and (v) Class B and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

         The Directors of the Fund have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C Shares3

            The alternative purchase arrangements available with respect to Class A shares, Class B shares and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and contingent deferred sales charge on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on
Class A shares, as described below.  In this regard, the
_________________________

3Advisor Class shares are sold to investors described above in this section under "--General."

Principal Underwriter will reject any order (except orders from certain retirement plans) for more than $250,000 for Class B shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

            A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B,

Class C or Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

Class A Shares

         The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

                     Sales Charge
                                                Discount or
                                                Commission
                                  As % of       to Dealers
                     As % of      the           or Agents
                     Net          Public        As % of
Amount of            Amount       Offering      Offering
Purchase             Invested     Price         Price

Less than
   $100,000. . .     4.44%        4.25%         4.00%
$100,000 but
    less than
    250,000. . .     3.36         3.25          3.00
250,000 but
    less than
    500,000. . .     2.30         2.25          2.00
500,000 but
    less than
    1,000,000*. . .  1.78         1.75          1.50

____________________
* There is no initial sales charge on transactions of $1,000,000 or more.

            With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under "--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling
Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, or (ii) in exchange for Class A shares of other "Alliance Mutual Funds" as that term is defined under "Combined Purchase Privilege" below, except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "Class B Shares - Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

            Set forth below is an example of the method of computing the offering price of the Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the net asset value of Class A shares of the Fund on February 28, 1997.

         Net Asset Value per Class A Share at    $11.99
         February 28, 1997

         Class A Per Share Sales Charge
           4.25% of offering price (4.44% of
           net asset value per share)               .53
                                                 ______

         Class A Per Share Offering Price to
           the public                            $12.52
                                                 ======

            Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay
(i) no initial sales charge (but be subject in most such cases to a contingent deferred sales charge) or (ii) a reduced initial sales charge. The circumstances under which investors may pay a reduced initial sales charge are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges above by combining purchases of shares of the Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of the Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund". Currently, the Alliance Mutual Funds include:
AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.

Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance/Regent Sector Opportunity Fund, Inc.
Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund
         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting AFS at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

             (i)   the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance
         Mutual Fund held by the investor; and

           (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

            Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B,
Class C and/or Advisor Class shares) of the Fund or any other Alliance Mutual Fund. Each purchase of shares under the Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in a Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs a Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

            Investors qualifying for the Combined Purchase
Privilege described above may purchase shares of the Alliance

Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs the Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting AFS at the address or telephone numbers shown on the cover of this Statement of Additional Information.

         Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of the Fund or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Fund will be that normally applicable, under the schedule of the sales charges set forth in this Statement of Additional Information, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchase previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

            Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction.
The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used more than once in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

            Sales at Net Asset Value. The Fund may sell its Class A shares at net asset value (i.e., without an initial sales charge) and without a contingent deferred sales charge to certain categories of investors, including: (i) investment management clients of the Adviser or its affiliates; (ii) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees of the Adviser, the Principal Underwriter, AFS and their affiliates; officers and directors of ACMC, the Principal Underwriter, AFS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; and certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AFS and their affiliates; (iv) directors and present or retired full-time employees of Koll; (v) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment advisor or financial intermediary on the books of such approved broker or agent;(vi) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or other financial intermediary, or its affiliates or agents, for services in the nature of investment advisory or administrative services;
(vii) persons who establish to the Principal Underwriter's satisfaction that they are investing, within such time period as may be designated by the Principal Underwriter, proceeds of redemption of shares of such other registered investment companies as may be designated from time to time by the Principal Underwriter; and (viii) employer-sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

         Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

            Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto.
The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the second year after purchase, as set forth below).

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                        Contingent Deferred Sales Charge
                                   as a % of
Years Since Purchase    Dollar Amount Subject to Charge

First                             4.0%
Second                            3.0%
Third                             2.0%
Fourth                            1.0%
Thereafter                        None

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

         The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative or
(iv) pursuant to a systematic withdrawal plan (see "Shareholder Services-Systematic Withdrawal Plan" below).

         Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares

            Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

         Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

            Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares and Advisor Class shares.

Conversion of Advisor Class Shares to Class A Shares

            Advisor Class shares may be held solely (i) through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," (ii) by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates the Fund and by (iii) institutional investors introduced to the Adviser by Koll. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with a investment adviser or financial intermediary, in each case that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or
(ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this Statement of Additional Information (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in the Advisor Class Prospectus and this Statement of Additional Information, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee and have a higher expense ratio than Advisor Class shares. As a result, Class A shares may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

         The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.

_______________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_______________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares - How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Redemption

            Subject only to the limitations described below, the Fund's Articles of Incorporation require that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge that may be applicable to Class A shares, Class B shares and Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no share certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by share certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by Electronic Funds Transfer once in any 30 day period (except for certain omnibus accounts) of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from AFS A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AFS or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemption-General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, the Principal Underwriter or AFS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.
_______________________________________________________________

                      SHAREHOLDER SERVICES
_______________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to Class A, Class B, Class C and Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program

         Investors may purchase shares of the Fund through an automatic investment program utilizing Electronic Funds Transfers drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives
the proceeds from the investor's bank.    In electronic form,
drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact AFS at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

            You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Adviser). In addition, (i) present officers and full-time employees of the Adviser and of Koll, (ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AFS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

         Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

            Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AFS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone AFS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the following Fund business day prior thereto.

         None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or AFS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact AFS at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         If the aggregate net asset value of shares of the Alliance Mutual Funds held by the qualified plan reaches $5 million on or before December 15 in any year, all Class B or C shares of the Fund held by the plan can be exchanged at the plan's request without any sales charge, for Class A shares of the Fund.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

            403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to AFS as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact AFS .

Dividend Direction Plan

            A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B, Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting AFS at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact AFS to establish a dividend direction plan.

Systematic Withdrawal Plan

         General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

         Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such withdrawal payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level.
Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting AFS at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         CDSC Waiver for Class B Shares and Class C Shares.
Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

            With respect to Class B shares, the waiver applies only with respect to shares (or, in the case of shares acquired through one or more exchanges of shares, the original shares) acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, Ernst & Young LLP, as well as a monthly cumulative dividend statement and a confirmation of each purchase and redemption. By contacting his or her broker or AFS a shareholder can arrange for copies of his or her account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         For purposes of this computation, readily marketable portfolio securities listed on the Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors of the Fund shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National List ("List") are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

         Readily marketable securities traded only in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding those admitted to trading on the List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors of the Fund deem appropriate to reflect their fair market value. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost which approximates market value. All other assets of the Fund, including restricted and not readily marketable securities, are valued in such manner as the Directors of the Fund in good faith deem appropriate to reflect their fair market value.

         The assets belonging to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

United States Federal Income Taxes

         General. The Fund intends to qualify and elect to be treated as a "regulated investment company" under sections 851 through 855 of the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currency; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition within three months of their acquisition by the Fund of stocks, securities, options, futures or forward contracts and foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities); and
(iii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). These requirements, among other things, may limit the Fund's ability to sell securities short.

         If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its net investment income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

         The Fund intends to also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to the sum of at least (i) 98% of its ordinary income for that year; (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of that year; and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during that year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of that calendar year, and will be taxable to these shareholders for the year declared, and not for the year in which the shareholders actually receive the dividend.

         The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income or excise taxes. However, exchange control or other regulations on the repatriation of investment income, capital or the proceeds of securities sales, if any exist or are enacted in the future, may limit the Fund's ability to make distributions sufficient in amount to avoid being subject to one or both of such federal taxes.

         Dividends and Distributions. The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Due to distributions of amounts representing a return of capital the Fund will receive from REITs in which the Fund is invested, distributions made by the Fund may also include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If a shareholder's basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

         The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders will be taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his Fund shares. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

         After the end of the taxable year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

         It is the present policy of the Fund to distribute to shareholders all net investment income quarterly and to distribute realized capital gains, if any, annually. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends. The amount of any dividend or distribution paid on shares of the Fund must necessarily depend upon the realization of income and capital gains from the Fund's investments.

         Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. However, if a shareholder has held shares in the Fund for six months or less and during that period has received a distribution taxable to the shareholder as a long-term capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the dividend. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within the period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

         Backup Withholding. The Fund may be required to withhold United States federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a United States Shareholder's United States federal income tax liability or refunded.

         Short Sales. In general, gain or loss realized by the Fund on the closing of a short sale will be considered to be short-term capital gain or loss. In addition, with regard to the requirement discussed above that the Fund derive less than 30% of its gross income from the disposition of certain types of property within three months of their acquisition by the Fund, any gain from the closing of a short sale will be treated as gain from the sale of property held three months or less, regardless of how long the position has been kept open by the Fund, unless the Fund closes the short sale with securities that were held by the Fund for more than three months at the time of the short sale.

_______________________________________________________________

              BROKERAGE AND PORTFOLIO TRANSACTIONS
_______________________________________________________________

         The management of the Fund has the responsibility for allocating its brokerage orders and may direct orders to any broker. It is the Fund's general policy to seek favorable net prices and prompt reliable execution in connection with the purchase or sale of all portfolio securities. In the purchase and sale of over-the-counter securities, it is the Fund's policy to use the primary market makers except when a better price can be obtained by using a broker. The Board of Directors has approved, as in the best interests of the Fund and the shareholders, a policy of considering, among other factors, sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to best execution. The Adviser is authorized under the Advisory Agreement to place brokerage business with such brokers and dealers. The use of brokers who supply supplemental research and analysis and other services may result in the payment of higher commissions than those available from other brokers and dealers who provide only the execution of portfolio transactions. In addition, the supplemental research and analysis and other services that may be obtained from brokers and dealers through which brokerage transactions are affected may be useful to the Adviser in connection with advisory clients other than the Fund.

         Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

         Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ for which DLJ may receive a portion of the brokerage commissions. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Capitalization

         The authorized capital stock of the Fund currently consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock and 3,000,000,000 shares of Advisor Class Common Stock , each having a par value of $.001 per share. All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series.

            At March 14, 1997 there were 11,544,843 shares of common stock of the Fund outstanding, including 1,821,126 Class A shares, 7,913,908 Class B shares, 1,713,387 Class C shares and 96,422 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record 5% or more of the outstanding shares of the Fund as of March 14, 1997:

                                  No. of                               % of
                                  Shares     % of     % of     % of    Advisor
                                  Class      Class A  Class B  Class C Class
Name and Address

Merrill Lynch                    642,572.60  35.28%
Mutual Fund Operations
4800 Deer Lake Dr East
Jacksonville, FL 32246-6486

Merrill Lynch                  3,986,216.82           50.37%
Mutual Fund Operations
4800 Deer Lake Dr East
Jacksonville, FL 32246-6486

Merrill Lynch                  1,121,589.60                    65.46%
Mutual Fund Operations
4800 Deer Lake Dr East
Jacksonville, FL 32246-6486

Alliance Capital Management,
  L.P.                            10,124.43                            10.50%
c/o Gerry Friscia, Controller
1345 Avenue of the Americas
New York, New York 10105-0302

Richard G. Wollack TTEE           23,767.67                            24.65%
Wollack Rev TR
DTD 04-06-84
3464 Clay Street
San Francisco, CA 94118-2009

Alliance Plans Div/F.T.C          12,733.82                            13.21%
c/f Daniel G. Pine IRA
Rollover Account
740 Westover Road
Stamford, CT 06902-1329

         Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act will be available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Custodian

         The Bank of New York, 48 Wall Street, New York, New York
10286 will act as the Fund's custodian. The Fund's securities and cash are held under a custodian agreement by The Bank of New

York. Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those rules, the Fund's portfolio of securities and cash, when invested in securities of foreign countries, will be held by its subcustodians, subject to approval by the Board of Directors of the Fund as and when appropriate in accordance with the rules of the Commission.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

         Legal matters in connection with the issuance of the shares offered hereby are passed upon by Seward & Kissel, New York, New York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York have been appointed as independent auditors for the Fund.

Performance Information

         From time to time the Fund advertises its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

         The Fund's total return is computed separately for Class A, Class B, Class C and Advisor Class shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as The Wall Street Journal, The New York Times, Barrons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.

                 Report of Independent Auditors


Shareholder and Board of Directors
Alliance Real Estate Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alliance Real Estate Investment Fund, Inc. as of August 23, 1996. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether this statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Alliance Real Estate Investment Fund, Inc. at
August 23, 1996, in conformity with generally accepted accounting principles.

                                       /s/ Ernst & Young LLP



New York, New York
August 26, 1996

           Alliance Real Estate Investment Fund, Inc.
               Statement of Assets and Liabilities
                         August 23, 1996


ASSETS

    Cash..............................................   $100,300
    Deferred organization expenses (Note A)...........    345,275
    Total assets......................................    445,575


LIABILITIES

    Deferred organization expenses payable (Note A)...    345,275


NET ASSETS

    (Applicable to 10 shares of Class A common stock
    issued and outstanding, 10 shares of Class B common
    stock issued and outstanding, 10 shares of Class C
    common stock issued and outstanding, and 10,000
    shares of Class Y (Advisor Class) common stock issued and
    outstanding, each with $.001 par value and
    3,000,000,000 shares authorized.).................    100,300


CALCULATION OF MAXIMUM OFFERING PRICE

Class A Shares
    Net asset value and redemption price per share
    $100/10 shares issued and outstanding.............    $10.00
                                                          ======

Class B Shares
    Net asset value and redemption price per share
    ($100/10 shares issued and outstanding)...........    $10.00
                                                          ======

Class C Shares
    Net asset value and redemption price per share
    ($100/10 shares issued and outstanding)...........    $10.00
                                                          ======

Class Y (Advisor Class) Shares
    Net asset value and redemption price per share
    ($100,000/10,000 shares issued and outstanding)...    $10.00
                                                          ======

        See notes to Statement of Assets and Liabilities

           Alliance Real Estate Investment Fund, Inc.
          Notes to Statement of Assets and Liabilities
                         August 23, 1996


Note A-Organization

    Alliance Real Estate Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on July 15, 1996 and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund has had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares of
    Class A common stock for the amount of $100, 10 shares of Class B common stock for the amount of $100, 10 shares of Class C common stock for the amount of $100 and 10,000 shares of Class Y common stock for the amount of $100,000, in each case on August 23, 1996. The Fund currently offers four classes of shares. Class A shares are sold with an initial sales charge imposed at the time of purchase. Class B shares are sold with a contingent deferred sales charge imposed on most redemptions made within four years of purchase and higher distribution fees. Class C shares are sold with a contingent deferred sales charge imposed on redemptions made within one year of purchase and higher distribution fees. Class Y shares (which are marketed as Advisor Class shares) are sold without any initial or contingent deferred sales charge and without ongoing distribution expenses. Costs incurred and to be incurred in connection with the organization and initial registration of the Fund will be paid initially by the Adviser. The Fund will reimburse the Adviser for such costs, which will be deferred and amortized by the Fund over the period of benefit, not to exceed 60 months from the date the Fund commences investment operations. If any of the initial shares of the Fund are redeemed by a holder thereof during such amortization period, the proceeds will be reduced by the unamortized organization expenses in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Note B-Investment Management, Transfer Agency and Distribution Services Agreements

    Under the terms of an Advisory Agreement, the Fund will pay the Adviser a management fee at an annual rate of .90% of the Fund's average daily net assets. Such fee will be accrued daily and paid monthly.

    The Adviser has agreed to reimburse the Fund to the extent that the aggregate expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state law and regulation) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of its average net assets, 2% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million. Expense reimbursements, if any, will be accrued daily and paid monthly.

    The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., (the "Principal Underwriter"), a wholly-owned subsidiary of the Adviser. The Agreement provides that with respect to Class A shares, Class B shares and Class C shares, the Principal Underwriter will use amounts payable under the Agreement in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

    The Fund will compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for performing transfer agency-related services for the Fund.

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________


COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-93.2%
REAL ESTATE INVESTMENT TRUSTS-89.9%
APARTMENTS-12.8%
Ambassador Apartments, Inc.                     147,000      $ 3,564,750
Avalon Properties, Inc.                         106,000        2,954,750
Bay Apartment Communities, Inc.                 135,000        4,843,125
Essex Property Trust, Inc.                      156,000        4,680,000
                                                             ------------
                                                              16,042,625

DIVERSIFIED-5.8%
Glenborough Realty Trust, Inc.                  252,000        4,756,500
Golf Trust of America, Inc. (a)                  23,000          557,750
Pacific Gulf Properties, Inc.                    83,000        1,888,250
                                                             ------------
                                                               7,202,500

HOTELS & RESTAURANTS-13.9%
American General Hospitality Corp.              141,200        3,865,350
Innkeepers USA Trust                            284,000        3,976,000
Patriot American Hospitality, Inc.               92,000        4,163,000
Starwood Lodging Trust                          139,000        5,438,375
                                                             ------------
                                                              17,442,725

OFFICE - INDUSTRIAL-14.6%
Arden Realty Group, Inc.                        139,000        3,839,875
Beacon Properties Corp.                         138,000        4,916,250
Crescent Real Estate Equities Co.                98,000        5,365,500
Highwoods Properties, Inc.                      121,000        4,174,500
                                                             ------------
                                                              18,296,125

OFFICE - MIX-15.0%
Brandywine Realty Trust                         198,900       $4,102,313
Duke Realty Investmen                           121,000        4,855,125
Kilroy Realty Corp. (a)                          31,500          826,875
Liberty Property Trust                           47,000        1,116,250
Reckson Associates Realty Cor                    95,000        4,346,250
Spieker Properties, Inc.                         98,000        3,564,750
                                                             ------------
                                                              18,811,563

REGIONAL MALLS-4.8%
J. P. Realty, Inc.                              138,000        3,553,500
Simon DeBartolo Group, Inc.                      80,000        2,410,000
                                                             ------------
                                                               5,963,500

SHOPPING CENTERS-9.4%
Developers Diversified Realty Corp.             112,000        4,102,000
Excel Realty Trust, Inc.                        204,000        4,998,000
IRT Property Co.                                233,000        2,621,250
                                                             ------------
                                                              11,721,250

STORAGE-6.6%
Public Storage, Inc.                            138,000        3,708,750
Storage USA, Inc.                               125,000        4,578,125
                                                             ------------
                                                               8,286,875

WAREHOUSE & INDUSTRIAL-7.0%
Meridian Industrial Trust, Inc.                 165,000        3,650,625
Security Capital Industr                        232,000        5,104,000
                                                             ------------
                                                               8,754,625
                                                             ------------
                                                             112,521,788


5



PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT & MANAGEMENT-3.3%
Rouse Co.                                       139,000     $  4,065,750
Total Common Stocks
   (cost $111,484,456)                                       116,587,538

SHORT-TERM INVESTMENTS-7.2%
American Express Co. 5.25%, 3/03/97            $    427          427,000
Ford Motor Co. 5.30%, 3/04/97                     4,000        3,999,411
                                                             ------------


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
Prudential Funding 5.23%, 3/03/97                $2,280     $  2,280,000
Prudential Funding 5.30%, 3/05/97                 2,314        2,313,319

Total Short-Term Investments
  (amortized cost $9,019,730)                                  9,019,730

TOTAL INVESTMENTS-100.4%
  (cost $120,504,186)                                        125,607,268
Other assets less liabilities-(0.4%)                            (478,836)

NET ASSETS-100%                                             $125,128,432


(a)  Non income producing.

    See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $120,504,186)         $125,607,268
  Cash                                                                   1,675
  Receivable for capital stock sold                                  7,343,830
  Receivable for investment securities sold                          5,456,000
  Deferred organizational expenses                                     317,642
  Dividends and interest receivable                                    255,117
  Total assets                                                     138,981,532

LIABILITIES
  Payable for investment securities purchased                       13,334,971
  Payable for capital stock redeemed                                   118,734
  Advisory fee payable                                                 105,432
  Distribution fee payable                                              77,295
  Accrued expenses and other liabilities                               216,668
  Total liabilities                                                 13,853,100

NET ASSETS                                                        $125,128,432

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    104,463
  Additional paid-in capital                                       119,215,626
  Undistributed net investment income                                  279,175
  Accumulated net realized gain on investments                         426,086
  Net unrealized appreciation of investments                         5,103,082
                                                                  ------------
                                                                  $125,128,432

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($19,711,478/
    1,644,671 shares of capital stock issued and outstanding)           $11.99
  Sales charge--4.25% of public offering price                             .53
  Maximum offering price                                                $12.52

  CLASS B SHARES
  Net asset value and offering price per share($85,854,403/
    7,168,432 shares of capital stock issued and outstanding)           $11.98

  CLASS C SHARES
  Net asset value and offering price per share($18,411,337/
    1,537,339 shares of capital stock issued and outstanding)           $11.98

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($1,151,214
    /95,888 shares of capital stock issued and outstanding)             $12.01


See notes to financial statements.


7



STATEMENT OF OPERATIONS
OCTOBER 1, 1996* TO FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                         $1,003,644
  Interest                                              88,204     $1,091,848

EXPENSES
  Advisory fee                                         178,664
  Distribution fee - Class A                            11,345
  Distribution fee - Class B                           133,366
  Distribution fee - Class C                            24,725
  Administrative                                        52,917
  Amortization of organization expenses                 27,633
  Audit and legal                                       26,973
  Custodian                                             28,598
  Transfer agency                                       16,041
  Directors' fees                                       15,000
  Printing                                              13,700
  Registration                                           3,095
  Miscellaneous                                          3,272
  Total expenses                                                      535,329
  Less: expenses waived by Adviser (see Note B)                       (52,917)
  Net expenses                                                        482,412
  Net investment income                                               609,436

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                        426,086
  Net unrealized appreciation of investments                        5,103,082
  Net gain on investments                                           5,529,168

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $6,138,604


*  Commencement of operations.

   See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

                                                              OCTOBER 1, 1996*
                                                                      TO
                                                             FEBRUARY 28, 1997
                                                                  (UNAUDITED)
                                                             -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                         $    609,436
  Net realized gain on investment transactions                       426,086
  Net unrealized appreciation of investments                       5,103,082
  Net increase in net assets from operations                       6,138,604

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                         (85,847)
    Class B                                                        (210,807)
    Class C                                                         (29,228)
    Advisor Class                                                    (4,379)

CAPITAL STOCK TRANSACTIONS
  Net increase                                                   119,219,789
  Total increase                                                 125,028,132

NET ASSETS
  Beginning of period                                                100,300
  End of period(including undistributed net investment
    income of $279,175)                                         $125,128,432


*  Commencement of operations.

   See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Real Estate Investment Fund (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on October 1, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on August 22, 1996. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the regular close of the New York Stock Exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their resale) are valued at their fair value as determined in good faith by the Board of Directors. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. ORGANIZATION EXPENSES
Organization costs of approximately $345,275 have been deferred and are being amortized on a straight-line basis through October, 2001.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the advisory agreement, the Fund pays the Adviser a monthly fee equal to the annualized rate of .90% of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the Advisory Agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended February 28, 1997, the Adviser volunatarily agreed to waive its fees for such services.


10



                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,083 for the period ended February 28, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $20,155 from the sale of Class A shares and $15,401 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the period ended February 28, 1997.

Brokerage commissions paid for the period ended February 28, 1997 on securities transactions amounted to $216,225, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ") nor to DLJ directly, an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,199,081 and $197,520, for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments) aggregated $116,765,525 and $5,707,155, respectively, for the period ended February 28, 1997. At February 28, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $5,414,038 and gross unrealized depreciation of investments was $310,956 resulting in net unrealized appreciation of $5,103,082.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                      SHARES         AMOUNT
                                                   -------------  -------------
                                                   OCT. 1, 1996*  OCT. 1, 1996*
                                                         TO             TO
                                                   FEB. 28, 1997  FEB. 28, 1997
                                                    (UNAUDITED)    (UNAUDITED)
                                                   -------------  -------------
Shares sold                                          1,733,770     $19,474,565
Shares issued in reinvestment of dividends               4,197          45,833
Shares converted from Class B                            3,040          36,417
Shares redeemed                                        (96,346)     (1,100,793)
Net increase                                         1,644,661     $18,456,022

CLASS B
Shares sold                                          7,255,232     $83,006,552
Shares issued in reinvestment of dividends               8,800          96,184
Shares converted to Class A                             (3,042)        (36,417)
Shares redeemed                                        (92,568)     (1,069,282)
Net increase                                         7,168,422     $81,997,037

CLASS C
Shares sold                                          1,559,938     $18,082,651
Shares issued in reinvestment of dividends               1,131          12,363
Shares redeemed                                        (23,740)       (278,496)
Net increase                                         1,537,329     $17,816,518

ADVISOR CLASS
Shares sold                                             91,552     $ 1,016,943
Shares issued in reinvestment of dividends                 401           4,378
Shares redeemed                                         (6,065)        (71,109)
Net increase                                            85,888     $   950,212


*  Commencement of operations.


12



FINANCIAL HIGHLIGHTS                      ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      ADVISOR
                                             CLASS A       CLASS B      CLASS C        CLASS
                                          ------------  ------------  ------------  ------------
                                            OCTOBER 1,   OCTOBER 1,    OCTOBER 1,    OCTOBER 1,
                                             1996(A)       1996(A)      1996(A)        1996(A)
                                               TO           TO            TO            TO
                                          FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                              1997          1997          1997          1997
                                           (UNAUDITED)  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                          ------------  ------------  ------------  ------------
Net asset value, beginning of period          $10.00        $10.00        $10.00        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18           .13           .12           .21
Net realized and unrealized gain on
  investments                                   1.94          1.96          1.97          1.94
Net increase in net asset value from
  operations                                    2.12          2.09          2.09          2.15

LESS: DIVIDENDS
Dividends from net investment income            (.13)         (.11)         (.11)         (.14)
Net asset value, end of period                $11.99        $11.98        $11.98        $12.01

TOTAL RETURN
Total investment return based on net
  asset value (c)                              21.30%        20.99%        20.99%        21.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,711       $85,854       $18,411        $1,151
Ratio to average net assets:
  Expenses, net of
    waivers/reimbursements (d)                  2.00%         2.55%         2.51%         1.55%
  Expenses, before
    waivers/reimbursements (d)                  2.27%         2.82%         2.78%         1.82%
  Net investment income, net of
    waivers/reimbursements (d)                  3.54%         2.97%         2.80%         4.21%
Portfolio turnover rate                           12%           12%           12%           12%
Average commission rate (e)                   $.0499        $.0499        $.0499        $.0499


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


13

                             PART C
                        OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

    (a)   FINANCIAL STATEMENTS

               Included in the Prospectus:

                    Financial Highlights

          Included in the Statement of Additional Information:

               Statement of Assets and Liabilities - August 23,
                    1996.
               Notes to Financial Statements - August 23, 1996. Report of Independent Auditors.
               Portfolio of Investments - February 28, 1997
                    (unaudited).
               Statement of Assets and Liabilities -February 28,
                    1997 (unaudited).
               Statement of Operations - for the six months ended
                    February 28, 1997 (unaudited).
               Statement of Changes in Net Assets - for the six
                    months ended February 28, 1997 (unaudited).
               Notes to Financial Statements - February 28, 1997
                    (unaudited).
               Financial Highlights (unaudited).

               Included in Part C of the Registration Statement:
               All financial statements or schedules are not required or the required information is shown in the financial statements.

    (b)   EXHIBITS

          (1) Articles of Incorporation of the Registrant - Incorporated herein by reference as Exhibit 1 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File
               Nos. 333-08153 and 811-07707) filed with the
               Securities and Exchange Commission on June 16,
               1996.

          (2) By-Laws -- Incorporated by reference as Exhibit 2 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the Securities and Exchange Commission on June 16, 1996.

          (3)  Not applicable.

          (4) (a) Form of Share Certificate for Class A Shares -- Incorporated by reference as Exhibit 4(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

               (b) Form of Share Certificate for Class B Shares -- Incorporated by reference as Exhibit 4(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

               (c) Form of Share Certificate for Class C Shares -- Incorporated by reference as Exhibit 4(c) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

               (d) Form of Share Certificate for Advisor Class Shares -- Incorporated by reference as
                    Exhibit 4(d) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

          (5) Advisory Agreement between the Registrant and Alliance Capital Management L.P. -- Incorporated by reference as Exhibit 5 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the
                    Securities and Exchange Commission on
                    August 27, 1996.

          (6) (a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. -- Incorporated by reference as Exhibit 6(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

               (b) Form of Selected Dealers Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference as Exhibit 6(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the
                    Securities and Exchange Commission on
                    August 27, 1996.

               (c) Form of Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agent making available shares of the Registrant - Incorporated by reference as
                    Exhibit 6(c) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707)
                    filed with the Securities and Exchange
                    Commission on August 27, 1996.

          (7)  Not applicable.

          (8) Copy of proposed Custodian Contract between the Registrant and The Bank of New York - Incorporated by reference as Exhibit 8 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the Securities and Exchange Commission on August 27, 1996.

          (9) Copy of proposed Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference as Exhibit 9 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the Securities and Exchange Commission on August 27, 1996

          (10) Not applicable.

          (11) Consent of Independent Auditors - Filed herewith.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Rule 12b-1 Plan - See Exhibit 6(a) and (b) above.

          (16) Schedule for computation of performance quotation-filed herewith.
          (18) Rule 18f-3 Plan -Incorporated by reference as
               Exhibit 18 to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the Securities and Exchange Commission on August 27, 1996.

          (27) Financial Data Schedule - Filed herewith.

OTHER EXHIBITS:

    Powers of Attorney of: Ruth S. Block, John D. Carifa,
    David H. Dievler, David H. Dobkin, William H. Foulk, Jr., Howard E. Hassler, James M. Hester, Clifford L. Michel and Donald J. Robinson - Incorporated by reference as Other Exhibits to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-08153 and 811-07707) filed with the Securities and Exchange Commission on August 21, 1996.

ITEM 25.  Persons Controlled by or Under Common Control with
          Registrant.

          None

ITEM 26.  Number of Holders of Securities.

          As of March 14, 1997, Registrant had 4,636 record holders of shares of Common Stock comprised of 965 holders of Class A Shares, 3,108 holders of Class B Shares, 388 holders of Class C Shares and 175 holders of Advisor Class Shares.

ITEM 27.  INDEMNIFICATION

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VII and Article VIII of Registrant's By-Laws, filed as
          Exhibit 2 hereto, and Section 10 of the proposed Distribution Services Agreement, filed as Exhibit 6(a) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in
          Section 4 of the proposed Advisory Agreement, filed as
          Exhibit 5 hereto.

          Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          In accordance with Release No. IC-11330 (September 2,
          1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          The Registrant participates in a joint
          trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and the Adviser.

ITEM 28.  Business and Other Connections of Adviser.

          The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

          ITEM 29.  Principal Underwriter

          (a)  Alliance Fund Distributors, Inc., the Registrant's
               Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund
               Distributors, Inc. also acts as Principal
               Underwriter or Distributor for the following investment companies:

               ACM Institutional Reserves, Inc.
               AFD Exchange Reserves
               Alliance All-Asia Investment Fund, Inc.
               Alliance Balanced Shares, Inc.
               Alliance Bond Fund, Inc.
               Alliance Capital Reserves
               Alliance Developing Markets Fund, Inc.
               Alliance Global Dollar Government Fund, Inc.
               Alliance Global Small Cap Fund, Inc.
               Alliance Global Strategic Income Trust, Inc.
               Alliance Government Reserves
               Alliance Growth and Income Fund, Inc.
               Alliance Income Builder Fund, Inc.
               Alliance International Fund
               Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
               Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
               Alliance Municipal Income Fund II
               Alliance Municipal Trust
               Alliance New Europe Fund, Inc.
               Alliance North American Government Income
                    Trust, Inc.
               Alliance Premier Growth Fund, Inc.
               Alliance Quasar Fund, Inc.
               Alliance/Regent Sector Opportunity Fund, Inc. Alliance Short-Term Multi-Market Trust, Inc. Alliance Technology Fund, Inc.
               Alliance Utility Income Fund, Inc.
               Alliance Variable Products Series Fund, Inc.
               Alliance World Income Trust, Inc.
               Alliance Worldwide Privatization Fund, Inc.
               Fiduciary Management Associates
               The Alliance Fund, Inc.
               The Alliance Portfolios

          (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

NAME                      POSITIONS AND                 POSITIONS AND
                          OFFICES WITH                  OFFICES WITH
                          UNDERWRITER                   REGISTRANT

Michael J. Laughlin       Chairman

Robert L. Errico          President

Edmund P. Bergan, Jr.     Senior Vice President,
                          General Counsel
                          and Secretary
                          Secretary

James S. Comforti
                          Senior Vice President

James L. Cronin           Senior Vice President

Daniel J. Dart            Senior Vice President

Richard A. Davies         Senior Vice President
                          Managing Director

Byron M. Davis            Senior Vice President

Anne S. Drennan           Senior Vice President & Treasurer

Mark J. Dunbar            Senior Vice President

Bradley F. Hanson         Senior Vice President

Geoffrey L. Hyde          Senior Vice President

Robert H. Joseph, Jr.     Senior Vice President and Treasurer

Richard E. Khaleel        Senior Vice President

Barbara J. Krumsiek       Senior Vice President

Stephen R. Laut           Senior Vice President

Daniel D. McGinley        Senior Vice President

Dusty W. Paschall         Senior Vice President

Antonios G. Poleondakis   Senior Vice President

Robert E. Powers          Senior Vice President

Richard K. Sacculo        Senior Vice President

Gregory K. Shannahan      Senior Vice President

Joseph F. Sumanski        Senior Vice President

Peter J. Szabo            Senior Vice President

Nicholas K. Willett       Senior Vice President

Richard A. Winge          Senior Vice President

Jamie A. Atkinson         Vice President

Benji A. Baer             Vice President

Warren W. Babcock III     Vice President

Kenneth F. Barkoff        Vice President

Casimir F. Bolanowski     Vice President

Beth Cahill               Vice President

Timothy W. Call           Vice President

Kevin T. Cannon           Vice President

William W. Collins, Jr.   Vice President

Leo H. Cook               Vice President

Richard W. Dabney         Vice President

John F. Dolan             Vice President


Sohaila S. Farsheed       Vice President

Leon M. Fern              Vice President

William C. Fisher         Vice President

Gerard J. Friscia         Vice President &
                          Controller

Andrew L. Gangolf         Vice President and            Assistant
                          Assistant General             Secretary
                          Counsel

Mark D. Gersten           Vice President                Treasurer and Chief
                                                        Financial Officer

Joseph W. Gibson          Vice President

Alan Halfenger            Vice President

William B. Hanigan        Vice President

Daniel M. Hazard          Vice President

George R. Hrabovsky       Vice President

Valerie J. Hugo           Vice President

Scott Hutton              Vice President

Thomas K. Intoccia        Vice President

Larry P. Johns            Vice President

Richard D. Keppler        Vice President

Donna M. Lamback          Vice President

Thomas Leavitt, III       Vice President

James M. Liptrot          Vice President

James P. Luisi            Vice President

Christopher J. MacDonald  Vice President

Michael F. Mahoney        Vice President

Lori E. Master            Vice President

Shawn P. McClain          Vice President

Maura A. McGrath          Vice President

Matthew P. Mintzer        Vice President

Joanna D. Murray          Vice President

Thomas F. Monnerat        Vice President

Jeanette M. Nardella      Vice President

Nicole Nolan-Koester      Vice President

John J. O'Connor          Vice President

Daniel J. Phillips        Vice President

Robert T. Pigozzi         Vice President

James J. Posch            Vice President

Domenick Pugliese         Vice President and            Assistant
                          Assistant General Counsel     Secretary

Bruce W. Reitz            Vice President

Dennis A. Sanford         Vice President

Karen C. Satterberg       Vice President

Raymond S. Sclafani       Vice President

Richard J. Sidell         Vice President

Robert C. Schultz         Vice President

Andrew D. Strauss         Vice President

Michael J. Tobin          Vice President

Joseph T. Tocyloski       Vice President

Martha Volcker            Vice President

Patrick E. Walsh          Vice President

William C. White          Vice President

Emilie D. Wrapp           Vice President and            Assistant
                          Special Counsel               Secretary

Maria L. Carreras         Assistant Vice President

John W. Cronin            Assistant Vice President

Ralph A. DiMeglio         Assistant Vice President

Faith C. Dunn             Assistant Vice President

John C. Endahl            Assistant Vice President

John E. English           Assistant Vice President

Duff C. Ferguson          Assistant Vice President

John Grambone             Assistant Vice President

Brian S. Hanigan          Assistant Vice President

James J. Hill             Assistant Vice President

Edward W. Kelly           Assistant Vice President

Nicholas J. Lapi          Assistant Vice President

Patrick Look              Assistant Vice President
                          & Assistant Treasurer

Catherine N. Peterson     Assistant Vice President

Carol H. Rappa            Assistant Vice President

Lisa Robinson-Cronin      Assistant Vice President

Clara Sierra              Assistant Vice President

Vincent T. Strangio       Assistant Vice President

Wesley S. Williams        Assistant Vice President

Christopher J. Zingaro    Vice President

Mark R. Manley            Assistant Secretary

          (c)  Not applicable.

ITEM 30.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of The Bank of New York, the Registrant's custodian, 48 Wall Street, New York, New York 10286. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 31.  Management Services.

          Not applicable.

ITEM 32.  Undertakings.

    (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

          The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section
          16 of the Investment Company Act of 1940.

                            SIGNATURE
    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 14th day of April, 1997.

                   ALLIANCE REAL ESTATE INVESTMENT FUND, INC.

                        By/s/      John D. Carifa
                        ___________________________________
                                  John D. Carifa
                                  Chairman and President

    Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                    TITLE                DATE

1)  Principal
    Executive Officer

    /s/John D. Carifa        Chairman and
        John D. Carifa        President           April 14, 1997

2)  Principal Financial
    and Accounting Officer

  /s/ Mark D. Gersten        Treasurer and Chief
       Mark D. Gersten       Financial Officer    April 14, 1997

3)  All of the Directors
    Ruth Block
    John D. Carifa
    David H. Dievler
    John H. Dobkin
    William H. Foulk, Jr.
    Howard E. Hassler
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

by /s/ Edmund P. Bergan, Jr.                      April 14, 1997
       (Attorney-in-fact)
       Edmund P. Bergan, Jr.

                        INDEX TO EXHIBITS




      (11)    Consent of Independent Auditors

      (16)    Computation of performance quotation

      (27)    Financial Data Schedule











































                              C-16
00250231.AN3